As filed with the Securities and Exchange Commission on March 10, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2007
Date of reporting period: December 31, 2007

Item 1.  Report to Stockholders.

December 31, 2007 www.kineticsfunds.com

Annual Report

The Internet Fund
 The Internet Emerging Growth Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc.)

KINETICS MUTUAL FUNDS, INC.

December 31, 2007

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Annual Report for the period ended December 31, 2007. The Kinetics Mutual Funds, Inc., had a respectable year, with gains in the no-load classes of 21.15% for The Paradigm Fund, 19.65% for the Small-Cap Opportunities Fund, 34.03% for the Market Opportunities Fund, 26.81% for The Internet Fund, 15.47% for the Medical Fund and 4.27% for the Internet Emerging Growth Fund. The Water Infrastructure Fund did not have a full year of operations during 2007. These results can be compared with the 2007 total returns, assuming dividends reinvested in the indices, of 5.49% for the S&P 500 Index(1) and 9.81% for the NASDAQ Composite Index(2).

As in the prior year, the performance of the Kinetics Funds was driven by the underlying business operations of the investments held in the various funds. These investments included publicly-traded exchanges, investment banks, asset management firms, utilities, energy companies, pharmaceuticals, holding companies and various other operating enterprises. In general, our portfolios, irrespective of industries or sectors, consist of businesses that exhibit solid returns on equity, long product life cycles and a differentiated or highly competitive position in their respective product or service markets. Our investment philosophy and strategy is to purchase such enterprises at discounts to their long-term intrinsic values and to allow their business plans to be executed without a short term focus.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides an array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable and attractive returns on equity. The Fund has produced attractive returns over the last eight years.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related technology. As a sector fund with a focus on Internet/technology, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. We view a segment of this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the fund to produce overall satisfactory, albeit lumpy, investment returns.

The Internet Emerging Growth Fund focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology. The Fund recently announced a proxy vote to change the name and investment strategy of the Fund. In early 2008, we anticipate the Fund changing to the Global Fund, which will seek to invest its assets in U.S. and foreign companies with business operations or interests in international markets.

The Market Opportunities Fund seeks to invest in those companies that benefit to an unusually large degree from both the increasing size of transactions and from the increasing number of transactions. Such investments include publicly-traded exchanges, toll roads, gaming stocks and asset management firms.

The Water Infrastructure Fund aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally. The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities. Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. The Sub-Adviser, Aqua Terra Asset Management, LLC, uses a value-based strategy in managing the Fund.

The Kinetics Government Money Market Fund is a short-term investment vehicle that helps to round out our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Year 2007 Annual Investment Commentary

Dear Shareholder,

As of this writing, the downdraft in global equity markets is having a pronounced effect on investor mood and behavior. Pessimism is the prevailing disposition in the global investment community. A good number of panic-stricken institutional investors and investment professionals are fairly certain that the world is coming to an end. Regular proponents of laissez-faire capitalism have been calling for more aggressive Federal Reserve action and are accusing the government of not doing enough to address the problems at hand.

On most days, bad news is confirmation that these investment professionals are correct in their judgment, and positive news is just a prelude to more bad news in the future. The United States sub-prime mortgage/real estate market is deemed to be the primary cause of investors’ unease. The market for mortgage-backed securities has gone into shutdown mode, causing significant losses (in many cases, in our opinion, temporary accounting losses rather than actual financial losses) for financial institutions, and the problems, it is believed, are going to get significantly worse before they get better, if they ever get better. We refer to accounting losses, as many securitized pools of mortgages have been written down because there are no bids for these securities, even though the vast majority of the underlying mortgages are in good standing and will ultimately be paid off. Under standard accounting rules, companies are required to write down the value of these assets (this is known as mark-to-market accounting) to reflect the current bid/ask environment. If the loans were not securitized (pooled and traded) the amount of the write-downs would have been much lower at many institutions, and only those mortgages in default or in arrears would have been written down, not entire pools of mortgages, which include many mortgages in good standing.

It is also now widely believed that we are either in a recession, or are about to enter one, and this condition is going to cause the earnings of most companies (even those unrelated to the sub-prime market) to decline in a dramatic fashion. The logic is that the real estate market has been a source of great wealth creation, and it has allowed the United States consumer to spend robustly on global goods and services. As a result of stagnant or declining real estate values, the “housing ATM” is permanently closed. Thus, as a consumer — driven economy, we are going to contract, perhaps significantly, and the United States is expected to drag down the rest of the world economy. This anticipated contraction is going to reduce the earnings of every business and thus, despite lower interest rates, equity valuations should decline.

Typically, interest rates have a gravitational relationship with financial assets. Thus, as interest rates rise (not fall), the valuations for stocks decline as a general rule because investors can shift funds into bonds, which have lower financial risk, to receive a respectable rate of return when viewed against the average long term return for stocks. In order to induce investors to invest in stocks, valuations must come down, so as to lift the earnings yields higher and make them more competitive with the returns available from bonds. Also, investors use a current benchmark interest rate to discount the expected future cash flows of the businesses they own. The higher the interest rate used in the calculation, the lower the present value of the future cash flows become, resulting in lower valuations accorded to the companies. In the current environment, since the Federal Reserve has cut rates substantially over the last several months, investors are anticipating a significant decline in earnings because the lower rates would typically cause equity valuations to move higher. So far, earnings have held up reasonably well, especially in our holdings. In fact, the earnings for a great number of our companies are exceeding our highest expectations. This fact, coupled with evidence which we believe critical to the resolution of the sub-prime mortgage market’s problems, gives us reason to be optimistic.

First, the Federal Reserve has estimated only a $100 billion dollar loss on sub-prime loans, and even Moody’s, after having been chastised for missing the magnitude of the problem, recently stated that losses might total $265 billion. Placed in the context of a $12 trillion plus economy and a nation with approximately $100 trillion in assets in households and in non-farm, non-financial corporations, $265 billion is not significant.

We believe the data the investment community is focusing on is “lagging data.” Defaults and housing starts are reflective of what was occurring prior to the actions of the Federal Reserve. Subsequent to the Federal Reserve’s rate reductions, the mortgage application index has risen by over 100%. This index reached a low of 533 on December 28, 2007, and now stands at 1,086. The rise in the mortgage application index has caused a comparable gain in the refinancing index. There are only two reasons to apply for a mortgage: either you wish to refinance your existing home or you wish to purchase a new home. The significant rise in the mortgage application index, which is a leading indicator, and the similar rise in the refinancing index are, in our opinion, important but overlooked, components of the resolution to the current crisis. As existing mortgages are paid off, which is what happens in re-financings, the financial institutions that had to write down securitized mortgage pools will be able to write up the value of these pools, thereby improving their liquidity. Further, the write up of loans will occur as ordinary income and, accordingly, it is likely that the earnings for these companies will be enhanced, rather than going into freefall.

In our opinion, the actions of the Federal Reserve are having an impact, although it will not show up in the economic numbers for several more months. However, certain securities, such as title insurance companies, which benefit from refinancing activity, have risen dramatically in the last several weeks. Market participants are slowly beginning to distinguish between those companies that had real and meaningful financial exposure to the housing bubble and those that are quite likely to grow their earnings, because of very positive secular trends, even if the economy does contract for a period. We remain very hopeful for revaluation of companies held in our portfolios, as we believe their earnings, on balance, will not contract but will expand at a significant rate.

Thank you for your confidence in us.

Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Kinetics Government Money Market Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. Past performance is no guarantee of future performance.

Because smaller companies [for The Internet Emerging Growth Fund, The Small Cap Opportunities Fund and the Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

As non-diversified [other than The Kinetics Government Money Market Fund] and single industry funds, the value of their shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

January 1, 2008 — Kinetics Asset Management, Inc.

How a $10,000 Investment Has Grown:

The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

S&P 500 Index — The S&P 500 Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

NASDAQ Composite Index — The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

The Internet Fund
December 31, 1997 — December 31, 2007

	Ended 12/31/07
		Advisor	Advisor
	No Load	Class A	Class A	Advisor				NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C		S&P 500		Composite

One Year	26.81%	27.35%	20.04%	N/A		5.49%		9.81%

Five Years	17.50%	17.34%	15.97%	N/A		12.83%		14.71%

Ten Years	21.56%	N/A	N/A	N/A		5.91%		5.38%

Since Inception No Load Class (10/21/96)	19.70%	N/A	N/A	N/A		8.46%		7.06%

Since Inception Advisor Class A (4/26/01)	N/A	6.87%	5.93%	N/A		4.45%		4.05%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	24.22	%(2)	2.54	%(2)	6.25	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Internet Emerging Growth Fund
December 31, 1999 — December 31, 2007

	Ended 12/31/07
			NASDAQ
	Fund	S&P 500	Composite

One Year	4.27%	5.49%	9.81%

Five Years	12.47%	12.83%	14.71%

Since Inception (12/31/99)	−6.52%	1.66%	−5.21%

Returns for periods greater than one year are average annual total returns.

The Paradigm Fund
December 31, 1999 — December 31, 2007

	Ended 12/31/07
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500	Composite

One Year	21.15%	20.87%	13.92%	20.20%	21.37%	5.49%	9.81%

Five Years	26.29%	25.92%	24.45%	25.29%	N/A	12.83%	14.71%

Since Inception No Load Class (12/31/99)	15.88%	N/A	N/A	N/A	N/A	1.66%	−5.21%

Since Inception Advisor Class A (4/26/01)	N/A	18.22%	17.17%	N/A	N/A	4.45%	4.05%

Since Inception Advisor Class C (06/28/02)	N/A	N/A	N/A	21.44%	N/A	9.40%	11.40%

Since Inception Institutional Class (05/27/05)	N/A	N/A	N/A	N/A	23.91%	10.17%	9.90%

(1)	Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Medical Fund
September 30, 1999 — December 31, 2007

	Ended 12/31/07
		Advisor	Advisor
	No Load	Class A	Class A	Advisor				NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C		S&P 500		Composite

One Year	15.47%	15.16%	8.51%	N/A		5.49%		9.81%

Five Years	11.64%	11.31%	9.99%	N/A		12.83%		14.71%

Since Inception No Load Class (9/30/99)	10.17%	N/A	N/A	N/A		3.33%		−0.42%

Since Inception Advisor Class A (4/26/01)	N/A	2.64%	1.74%	N/A		4.45%		4.05%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	9.55	%(2)	2.54	%(2)	6.25	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Small Cap Opportunities Fund
March 20, 2000 — December 31, 2007

	Ended 12/31/07
		Advisor	Advisor
	No Load	Class A	Class A	Advisor		Institutional			NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C		Class	S&P 500		Composite

One Year	19.65%	19.36%	12.49%	N/A		19.91%	5.49%		9.81%

Five Years	27.50%	27.16%	25.67%	N/A		N/A	12.83%		14.71%

Since Inception No Load Class (3/20/00)	17.05%	N/A	N/A	N/A		N/A	1.79%		−6.86%

Since Inception Advisor Class A (12/31/01)	N/A	15.02%	13.90%	N/A		N/A	6.07%		5.26%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	10.94	%(2)	N/A	2.54	%(2)	6.25	%(2)

Since Inception Institutional Class (8/12/05)	N/A	N/A	N/A	N/A		21.48%	9.74%		9.05%

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Market Opportunities Fund
January 31, 2006 — December 31, 2007

	Ended 12/31/07
		Advisor	Advisor
	No Load	Class A	Class A	Advisor				NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C		S&P 500		Composite

One Year	34.03%	33.54%	25.91%	N/A		5.49%		9.81%

Since Inception No Load Class (01/31/06)	28.64%	N/A	N/A	N/A		9.51%		7.58%

Since Inception Advisor Class A (01/31/06)	N/A	28.30%	24.39%	N/A		9.51%		7.58%

Since Inception Advisor Class C (2/16/07)	N/A	N/A	N/A	23.25	%(2)	2.54	%(2)	6.25	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

The Water Infrastructure Fund
June 29, 2007 — December 31, 2007

	Ended 12/31/07
			Advisor		Advisor
	No Load		Class A		Class A		Advisor		Institutional				NASDAQ
	Class		(No Load)		(Load Adjusted)(1)		Class C		Class		S&P 500		Composite

Since Inception No Load Class (06/29/07)	2.64	%(2)	N/A		N/A		N/A		N/A		−1.37	%(2)	1.88	%(2)

Since Inception Advisor Class A (06/29/07)	N/A		2.55	%(2)	(3.35	%)(2)	N/A		N/A		−1.37	%(2)	1.88	%(2)

Since Inception Advisor Class C (06/29/07)	N/A		N/A		N/A		2.33	%(2)	N/A		−1.37	%(2)	1.88	%(2)

Since Inception Institutional Class (06/29/07)	N/A		N/A		N/A		N/A		2.76	%(2)	−1.37	%(2)	1.88	%(2)

(1)	Reflects front-end sales charge of 5.75%.

(2)	Not annualized.

Returns for periods greater than one year are average annual total returns.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
December 31, 2007

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2007 and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In addition, if these transactional costs were included, one’s costs would have been higher.

Expense Example

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period
	(7/1/07)	(12/31/07)	Expense Ratio	(7/1/07 to 12/31/07)

The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,179.50	1.90%	$10.44
No Load Class Actual — after expense reimbursement	$1,000.00	$1,179.50	1.89%	$10.38
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.63	1.90%	$9.65
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.68	1.89%	$9.60
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,186.10	2.15%	$11.85
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,186.10	2.14%	$11.79
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.37	2.15%	$10.92
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.42	2.14%	$10.87
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,176.10	2.65%	$14.54
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,176.10	2.64%	$14.48
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.48	2.65%	$13.46
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.51	2.64%	$13.41
The Internet Emerging Growth Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,018.30	3.54%	$18.01
No Load Class Actual — after expense reimbursement	$1,000.00	$1,018.30	1.48%	$7.53
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,007.36	3.54%	$17.91
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.74	1.48%	$7.53
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,104.00	1.69%	$8.96
No Load Class Actual — after expense reimbursement	$1,000.00	$1,104.00	1.69%	$8.96
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.69	1.69%	$8.59

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period
	(7/1/07)	(12/31/07)	Expense Ratio	(7/1/07 to 12/31/07)

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.69	1.69%	$8.59
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,102.40	1.94%	$10.28
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,102.40	1.94%	$10.28
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.69	1.94%	$9.86
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.94%	$9.86
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,099.50	2.44%	$12.91
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,099.50	2.44%	$12.91
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.91	2.44%	$12.38
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.91	2.44%	$12.38
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,104.80	1.64%	$8.70
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,104.80	1.49%	$7.90
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.94	1.64%	$8.70
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.69	1.49%	$7.58
The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,023.90	2.26%	$11.53
No Load Class Actual — after expense reimbursement	$1,000.00	$1,023.90	1.43%	$7.29
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.81	2.26%	$11.47
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.00	1.43%	$7.27
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,022.30	2.51%	$12.79
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,022.30	1.68%	$8.56
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.55	2.51%	$12.73

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period
	(7/1/07)	(12/31/07)	Expense Ratio	(7/1/07 to 12/31/07)

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.68%	$8.54
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,019.70	3.01%	$15.32
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,019.70	2.18%	$11.10
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.16	3.01%	$15.28
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.20	2.18%	$11.08
The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,036.40	1.71%	$8.78
No Load Class Actual — after expense reimbursement	$1,000.00	$1,036.40	1.69%	$8.67
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.59	1.71%	$8.69
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.69	1.69%	$8.59
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,035.10	1.96%	$10.05
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,035.10	1.95%	$10.00
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.32	1.96%	$9.96
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.38	1.95%	$9.91
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,019.70	2.46%	$12.52
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,019.70	2.45%	$12.47
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.17	2.46%	$12.50
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.21	2.45%	$12.45
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,037.60	1.66%	$8.53
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,037.60	1.49%	$7.65
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.84	1.66%	$8.44

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period
	(7/1/07)	(12/31/07)	Expense Ratio	(7/1/07 to 12/31/07)

Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,019.74	1.49%	$7.59
The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,017.50	5.33%	$27.10
No Load Class Actual — after expense reimbursement	$1,000.00	$1,017.50	0.98%	$4.98
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$998.34	5.33%	$26.85
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,020.27	0.98%	$4.99
The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,177.20	1.83%	$10.04
No Load Class Actual — after expense reimbursement	$1,000.00	$1,177.20	1.74%	$9.55
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.98	1.83%	$9.30
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.43	1.74%	$8.84
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,174.50	2.08%	$11.40
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,174.50	1.99%	$10.91
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.72	2.08%	$10.56
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.17	1.99%	$10.11
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,172.00	2.58%	$14.12
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,172.00	2.49%	$13.63
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.73	2.58%	$13.11
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.06	2.49%	$12.65
The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,026.40	3.62%	$18.49
No Load Class Actual — after expense reimbursement	$1,000.00	$1,026.40	1.74%	$8.89

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period
	(7/1/07)	(12/31/07)	Expense Ratio	(7/1/07 to 12/31/07)

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,006.96	3.62%	$18.31
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.43	1.74%	$8.84
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,025.50	3.87%	$19.76
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,025.50	1.99%	$10.16
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,005.70	3.87%	$19.56
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.17	1.99%	$10.11
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,023.30	4.37%	$22.29
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,023.30	2.49%	$12.70
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,003.18	4.37%	$22.06
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement**	$1,000.00	$1,012.65	2.49%	$12.63
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,027.60	3.57%	$18.25
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,027.60	1.54%	$7.87
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,007.21	3.57%	$18.06
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.44	1.54%	$7.83

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2007

		The Internet
	The Internet	Emerging Growth
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$167,827,793	$3,134,955
Receivable from Adviser	—	5,186
Receivable for Master Portfolio interest sold	157,063	—
Receivable for Fund shares sold	145,728	10,250
Prepaid expenses and other assets	17,885	10,642

Total assets	168,148,469	3,161,033

LIABILITIES:
Payable for Master Portfolio interest purchased	—	7,029
Payable to Directors and Officers	767	11
Payable for Fund shares repurchased	302,791	3,221
Payable for service fees	35,625	665
Payable for distribution fees	127	—
Accrued expenses and other liabilities	91,430	11,609

Total liabilities	430,740	22,535

Net assets	$167,717,729	$3,138,498

NET ASSETS CONSIST OF:
Paid in capital	$290,539,742	$13,625,968
Accumulated net investment loss	(1,567,144)	(126,482)
Accumulated net realized loss on investments, options and written option contracts	(183,018,443)	(11,054,915)
Net unrealized appreciation (depreciation) on:
Investments	61,763,574	693,927

Net Assets	$167,717,729	$3,138,498

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$166,787,161	$3,138,498
Shares outstanding	4,640,815	641,140
Net asset value per share (offering and redemption price)	$35.94	$4.90

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$636,955
Shares outstanding	17,864
Net asset value per share (offering and redemption price)	$35.66

Offering price per share ($35.66 divided by .9425	$37.84

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$293,613
Shares outstanding	8,315

Net asset value per share (offering and redemption price)	$35.31

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2007

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$4,582,023,093	$15,489,441
Receivable from Adviser	—	8,969
Receivable for Master Portfolio interest sold	—	1,725,963
Receivable for Fund shares sold	42,968,157	110,348
Prepaid expenses and other assets	80,800	16,298

Total assets	4,625,072,050	17,351,019

LIABILITIES:
Payable for Master Portfolio interest purchased	36,730,636	—
Payable to Directors and Officers	16,019	89
Payable for Fund shares repurchased	6,237,521	1,836,311
Payable for service fees	810,867	4,108
Payable for distribution fees	312,753	302
Accrued expenses and other liabilities	682,683	17,457

Total liabilities	44,790,479	1,858,267

Net assets	$4,580,281,571	$15,492,752

NET ASSETS CONSIST OF:
Paid in capital	$3,695,500,781	$14,943,813
Accumulated net investment loss	(10,109,243)	7,298
Accumulated net realized gain (loss) on investments, options and written option contracts	2,065,536	(194,892)
Net unrealized appreciation (depreciation) on:
Investments	892,721,590	736,533
Written option contracts	102,907	—

Net Assets	$4,580,281,571	$15,492,752

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$2,910,517,911	$13,917,176
Shares outstanding	93,914,371	702,323
Net asset value per share (offering and redemption price)	$30.99	$19.82

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:
Net assets	$544,046,463	$1,427,441
Shares outstanding	17,826,595	73,627
Net asset value per share (offering and redemption price)	$30.52	$19.39

Offering price per share ($30.52 divided by .9425 and $19.39 divided by .9425)	$32.38	$20.57

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS C:
Net assets	$320,962,494	$148,135
Shares outstanding	10,733,367	7,660
Net asset value per share (offering and redemption price)	$29.90	$19.34

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$804,754,703
Shares outstanding	25,981,394
Net asset value per share (offering and redemption price)	$30.97

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2007

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$1,087,682,129	$1,184,910
Receivable from Adviser	—	1,031
Receivable for Master Portfolio interest sold	—	27,082
Receivable for Fund shares sold	7,626,289	—
Prepaid expenses and other assets	44,594	12,740

Total assets	1,095,353,012	1,225,763

LIABILITIES:
Payable for Master Portfolio interest purchased	4,383,652	—
Payable for Dividend to Shareholders	—	15
Payable to Directors and Officers	4,089	1
Payable for Fund shares repurchased	3,242,638	27,000
Payable for service fees	175,075	254
Payable for distribution fees	10,088	—
Accrued expenses and other liabilities	218,422	8,977

Total liabilities	8,033,964	36,247

Net assets	$1,087,319,048	$1,189,516

NET ASSETS CONSIST OF:
Paid in capital	$889,748,016	$1,189,516
Accumulated net investment income	(2,649,098)	—
Accumulated net realized gain (loss) on investments, options and written option contracts	1,589,054	—
Net unrealized appreciation (depreciation) on:
Investments	198,631,076	—

Net Assets	$1,087,319,048	$1,189,516

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$729,278,206	$1,189,516
Shares outstanding	22,845,831	1,189,516
Net asset value per share (offering and redemption price)	$31.92	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$36,390,245
Shares outstanding	1,150,563
Net asset value per share	$31.63

Offering price per share ($31.63 divided by .9425)	$33.56

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$4,941,956
Shares outstanding	156,544
Net asset value per share (offering and redemption price)	$31.57

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$316,708,641
Shares outstanding	9,922,092
Net asset value per share (offering and redemption price)	$31.92

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
December 31, 2007

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$115,738,349	$6,155,268
Receivable from Adviser	—	3,821
Receivable for Fund shares sold	1,678,083	93,175
Prepaid expenses and other assets	27,882	779

Total assets	117,444,314	6,253,043

LIABILITIES:
Payable for Master Portfolio interest purchased	1,552,160	92,893
Payable to Adviser	3,695	—
Payable to Directors and Officers	271	23
Payable for Fund shares repurchased	125,923	282
Payable for service fees	23,354	1,219
Payable for distribution fees	8,586	1,152
Accrued expenses and other liabilities	29,438	9,751

Total liabilities	1,743,427	105,320

Net assets	$115,700,887	$6,147,723

NET ASSETS CONSIST OF:
Paid in capital	$98,622,614	$6,115,345
Accumulated net investment income (loss)	(77,886)	—
Accumulated net realized gain (loss) on investments, options and written option contracts	(142,243)	—
Net unrealized appreciation (depreciation) on:
Investments	17,298,402	32,378

Net Assets	$115,700,887	$6,147,723

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$63,004,277	$2,384,906
Shares outstanding	3,908,985	234,406
Net asset value per share (offering and redemption price)	$16.12	$10.17

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:
Net assets	$43,906,940	$2,459,220
Shares outstanding	2,731,800	241,792
Net asset value per share (offering and redemption price)	$16.07	$10.17

Offering price per share ($16.07 divided by .9425 and $10.17 divided by .9425)	$17.05	$10.79

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS C:
Net assets	$8,789,670	$1,200,819
Shares outstanding	548,973	118,192
Net asset value per share (offering and redemption price)	$16.01	$10.16

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets		$102,778
Shares outstanding		10,094
Net asset value per share (offering and redemption price)		$10.18

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2007

		The Internet
	The Internet	Emerging
	Fund	Growth Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,721,530	$179,089
Interest	763,531	28,679
Income from securities lending	700,517	7,366
Expenses only from Master Portfolio††	(1,902,702)	(74,446)

Net investment income from Master Portfolio	2,282,876	140,688

EXPENSES:
Distribution fees — Advisor Class A	935	—
Distribution fees — Advisor Class C(1)	545	—
Shareholder servicing fees and expenses	723,090	25,966
Reports to shareholders	91,278	4,503
Administration fees	36,802	980
Professional fees	19,617	15,257
Directors’ and Officers’ fees and expenses	3,156	100
Registration fees	43,372	22,742
Fund accounting fees	7,194	128
Other expenses	4,122	100

Total expenses	930,111	69,776
Less, expense reimbursement	—	(88,585)

Net expenses	930,111	(18,809)

Net investment income	1,352,765	159,497

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	15,691,740	292,715
Written option contracts expired or closed	6,984	1,955
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	16,157,727	(298,329)
Written option contracts	(6,947)	(5,659)

Net gain (loss) on investments	31,849,504	(9,318)

Net increase in net assets resulting from operations	$33,202,269	$150,179

† Net of Foreign Taxes Withheld of:	$22,604	$2,011

††Net of expense reduction of:	$16,171	$524

(1)	Advisor Class C shares of the Internet Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2007

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$40,644,518	$202,484
Interest	22,077,863	93,875
Income from securities lending	4,643,384	48,664
Expenses allocated from Master Portfolio††	(43,099,604)	(253,465)

Net investment income from Master Portfolio	24,266,161	91,558

EXPENSES:
Distribution fees — Advisor Class A	819,326	2,938
Distribution fees — Advisor Class C(1)	1,499,415	629
Shareholder servicing fees and expenses	7,943,183	92,868
Shareholder servicing fees — Institutional Class	1,335,156	—
Reports to shareholders	531,556	9,048
Administration fees	829,750	4,215
Professional fees	90,383	17,559
Directors’ and Officers’ fees and expenses	85,629	441
Registration fees	263,650	42,673
Fund accounting fees	166,700	853
Other expenses	57,479	532

Total expenses	13,622,227	171,756
Less, expense waiver for Institutional Class service fees	(1,001,367)	—
Less, expense reimbursement	—	(167,654)

Net expenses	12,620,860	4,102

Net investment income	11,645,301	87,456

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	24,054,650	1,257,766
Written option contracts expired or closed	14,761	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	529,696,046	936,268
Written option contracts	103,762	—

Net gain on investments	553,869,219	2,194,034

Net increase in net assets resulting from operations	$565,514,520	$2,281,490

† Net of Foreign Taxes Withheld of:	$1,600,171	$5,549

††Net of expense reduction of:	$35,483	$16,242

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2007

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$8,863,966	$—
Interest	4,598,740	55,060
Income from securities lending	1,111,094	—
Expenses only from Master Portfolio††	(11,109,157)	(26,085)

Net investment income from Master Portfolio	3,464,643	28,975

EXPENSES:
Distribution fees — Advisor Class A	57,981	—
Distribution fees — Advisor Class C(1)	11,228	—
Shareholder servicing fees and expenses	1,879,216	8,079
Shareholder servicing fees — Institutional Class	553,599	—
Reports to shareholders	259,291	5,677
Administration fees	218,079	306
Professional fees	33,023	14,215
Directors’ and Officers’ fees and expenses	22,225	30
Registration fees	135,531	21,011
Fund accounting fees	43,984	59
Other expenses	13,400	90

Total expenses	3,227,557	49,467
Less, expense waiver for Institutional Class service fees	(415,199)
Less, expense reimbursement	—	(64,019)

Net expenses	2,812,358	(14,552)

Net investment income	652,285	43,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	10,940,512	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	110,489,283	—

Net gain on investments	121,429,795	—

Net increase in net assets resulting from operations	$122,082,080	$43,527

† Net of Foreign Taxes Withheld of:	$(96,759)	$—

†† Net of expense reduction of:	$213,188	$—

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations as of February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Year Ended December 31, 2007

	The Market Opportunities Fund	The Water Infrastructure Fund
		From June 29, 2007ˆ
		through
		December 31, 2007

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$868,780	$23,986
Interest	214,430	28,082
Income from securities lending	103,726	155
Expenses only from Master Portfolio	(835,245)	(35,405)

Total investment income	351,691	16,818

EXPENSES:
Distribution fees — Advisor Class A	61,458	1,971
Distribution fees — Advisor Class C(1)	22,320	2,546
Shareholder servicing fees and expenses	190,715	20,925
Shareholder servicing fees — Institutional Class	—	102
Reports to shareholders	8,779	275
Administration fees	14,488	420
Professional fees	16,308	5,899
Directors’ and Officers’ fees and expenses	1,293	40
Registration fees	47,213	2,336
Fund accounting fees	3,058	94
Other expenses	407	—

Total expenses	366,039	34,608
Less, expense waiver for Institutional Class service fee		(76)
Less, expense reimbursement	(99,006)	(34,032)

Net expenses	267,033	500

Net investment income	84,658	16,318

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(139,847)	31,249
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	15,573,705	32,378

Net gain on investments	15,433,858	63,627

Net increase in net assets resulting from operations	$15,518,516	$79,945

† Net of Foreign Taxes Withheld of:	$32,666	$998

ˆCommencement of operations.

(1)	Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Internet Emerging
	The Internet Fund		Growth Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

OPERATIONS:
Net investment income (loss)	$1,352,765	$(414,895)	$159,497	$105,171
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	15,698,724	(11,569,467)	294,670	161,804
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	16,150,780	34,152,415	(303,988)	306,665

Net increase in net assets resulting from operations	33,202,269	22,168,053	150,179	573,640

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS :
Net investment income	(1,629,950)	(517,032)	(188,230)	(136,199)

Total distributions	(1,629,950)	(517,032)	(188,230)	(136,199)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A :
Net investment income	(5,354)	(886)	N/A	N/A

Total distributions	(5,354)	(886)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C :(1)
Net investment income	(2,405)	N/A	N/A	N/A

Total distributions	(2,405)	N/A	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS :
Proceeds from shares sold	30,688,190	7,562,932	904,772	769,344
Redemption fees	4,080	4,836	879	494
Proceeds from shares issued to holders in reinvestment of dividends	1,493,327	489,767	186,476	130,660
Cost of shares redeemed	(33,892,666)	(40,922,715)	(1,906,635)	(1,242,514)

Net decrease in net assets resulting from capital share transactions	(1,707,069)	(32,865,180)	(814,508)	(342,016)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A :
Proceeds from shares sold	342,660	75,593	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	4,405	853	N/A	N/A
Cost of shares redeemed	(24,946)	(175,218)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	322,119	(98,772)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C :(1)
Proceeds from shares sold	299,960	N/A	N/A	N/A
Redemption fees	204	N/A	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	1,392	N/A	N/A	N/A
Cost of shares redeemed	(10,217)	N/A	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	291,339	N/A	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	30,470,949	(11,313,817)	(852,559)	95,425
NET ASSETS :
Beginning of year	137,246,780	148,560,597	3,991,057	3,895,632

End of year*	$167,717,729	$137,246,780	$3,138,498	$3,991,057

*Including undistributed net investment (loss) of:	$(1,567,144)	$(1,280,228)	$(126,482)	$(97,897)

(1)	Advisor Class C shares of the Internet Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Internet Emerging
	The Internet Fund		Growth Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS :
Shares sold	877,610	281,558	178,439	159,298
Shares issued in reinvestments of dividends and distributions	41,574	17,089	38,212	26,237
Shares redeemed	(1,065,901)	(1,522,811)	(373,212)	(267,914)

Net decrease in shares outstanding	(146,717)	(1,224,164)	(156,561)	(82,379)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A :
Shares sold	10,246	2,829	N/A	N/A
Shares issued in reinvestments of dividends and distributions	124	30	N/A	N/A
Shares redeemed	(819)	(6,847)	N/A	N/A

Net increase (decrease) in shares outstanding	9,551	(3,988)	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C :(1)
Shares sold	8,559	N/A	N/A	N/A
Shares issued in reinvestments of dividends and distributions	39	N/A	N/A	N/A
Shares redeemed	(283)	N/A	N/A	N/A

Net increase in shares outstanding	8,315	N/A	N/A	N/A

(1)	Advisor Class C shares of the Internet Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

OPERATIONS:
Net investment income	$11,645,301	$7,033,356	$87,456	$47,405
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	24,069,411	3,336,525	1,257,766	574,749
Net change in unrealized appreciation of investments, foreign currency and written options	529,799,808	299,451,652	936,268	1,519,670

Net increase in net assets resulting from operations	565,514,520	309,821,533	2,281,490	2,141,824

DISTRIBUTIONS TO SHAREHOLDERS — INVESTOR CLASS:
Net investment income	(11,699,941)	(7,752,890)	(83,580)	(29,493)
Net realized gains	(11,505,288)	(1,951,888)	(582,488)	(1,007,832)

Total distributions	(23,205,229)	(9,704,778)	(666,068)	(1,037,325)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(1,577,182)	(835,845)	(4,104)	—
Net realized gains	(2,187,982)	(277,929)	(48,899)	(46,983)

Total distributions	(3,765,164)	(1,113,774)	(53,003)	(46,983)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	(177)	(191,431)	(110)	N/A
Net realized gains	(1,318,999)	(179,607)	(5,043)	N/A

Total distributions	(1,319,176)	(371,038)	(5,153)	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(4,342,775)	(3,655,628)	N/A	N/A
Net realized gains	(3,204,711)	(752,983)	N/A	N/A

Total distributions	(7,547,486)	(4,408,611)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS:
Proceeds from shares sold	1,849,873,606	989,227,927	9,939,816	3,881,822
Redemption Fees	208,321	104,341	8,816	994
Proceeds from shares issued to holders in reinvestment of dividends	22,401,473	9,224,894	655,064	1,022,003
Cost of shares redeemed	(629,292,842)	(259,427,544)	(13,683,124)	(4,338,605)

Net increase (decrease) in net assets resulting from capital share transactions	1,243,190,558	739,129,618	(3,079,428)	566,214

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	350,897,357	113,300,685	838,301	204,936
Redemption Fees	47,579	5,690	9	—
Proceeds from shares issued to holders in reinvestment of dividends	3,255,755	981,046	44,818	46,400
Cost of shares redeemed	(44,065,954)	(17,958,062)	(255,909)	(138,769)

Net increase in net assets resulting from capital share transactions	310,134,737	96,329,359	627,219	112,567

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	194,027,867	65,168,046	144,802	N/A
Redemption Fees	16,484	736	1	N/A
Proceeds from shares issued to holders in reinvestment of dividends	1,154,254	350,484	5,153	N/A
Cost of shares redeemed	(21,852,493)	(4,713,754)	(41)	N/A

Net increase in net assets resulting from capital share transactions	173,346,112	60,805,512	149,915	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS :
Proceeds from shares sold	300,690,200	446,762,333	N/A	N/A
Redemption Fees	8,309	247	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	7,311,557	4,252,037	N/A	N/A
Cost of shares redeemed	(128,408,385)	(26,140,810)	N/A	N/A

Net increase in net assets resulting from capital share transactions	179,601,681	424,873,807	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	2,435,950,553	1,615,361,628	(745,028)	1,736,297
NET ASSETS:
Beginning of year	2,144,331,018	528,969,390	16,237,780	14,501,483

End of year*	$4,580,281,571	$2,144,331,018	$15,492,752	$16,237,780

*Including undistributed net investment income (loss) of:	$(10,109,243)	$(6,969,349)	$7,298	$17,907

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	63,730,279	42,294,455	490,051	218,519
Shares issued in reinvestments of dividends and distributions	724,732	358,361	32,884	57,000
Shares redeemed	(22,412,502)	(11,381,595)	(691,314)	(242,534)

Net increase (decrease) in shares outstanding	42,042,509	31,271,221	(168,379)	32,985

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	12,078,256	4,933,611	43,860	11,659
Shares issued in reinvestments of dividends and distributions	106,956	38,654	2,300	2,641
Shares redeemed	(1,555,850)	(784,736)	(13,237)	(7,801)

Net increase in shares outstanding	10,629,362	4,187,529	32,923	6,499

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	6,821,284	2,889,662	7,397	N/A
Shares issued in reinvestments of dividends and distributions	38,695	14,058	265	N/A
Shares redeemed	(780,249)	(210,239)	(2)	N/A

Net increase in shares outstanding	6,079,730	2,693,481	7,660	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	10,562,832	20,096,058	N/A	N/A
Shares issued in reinvestments of dividends and distributions	236,696	165,385	N/A	N/A
Shares redeemed	(4,510,587)	(1,105,467)	N/A	N/A

Net increase in shares outstanding	6,288,941	19,155,976	N/A	N/A

(1)	Advisor Class C shares of the Medical Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

OPERATIONS:
Net investment income	$652,285	$497,700	$43,527	$44,708
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	10,940,512	(400,497)	—	—
Net change in unrealized appreciation of investments, foreign currency and written options	110,489,283	69,114,777	—	—

Net increase in net assets resulting from operations	122,082,080	69,211,980	43,527	44,708

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(5,211,975)	(499,880)	(43,527)	(44,708)
Net realized gains	(1,576,555)	—	—	—

Total distributions	(6,788,530)	(499,880)	(43,527)	(44,708)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(216,845)	(11,747)	N/A	N/A
Net realized gains	(79,429)	—	N/A	N/A

Total distributions	(296,274)	(11,747)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	(29,881)	N/A	N/A	N/A
Net realized gains	(10,599)	N/A	N/A	N/A

Total distributions	(40,480)	N/A	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(2,707,668)	(619,610)	N/A	N/A
Net realized gains	(682,422)	—	N/A	N/A

Total distributions	(3,390,090)	(619,610)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	609,987,689	231,889,125	1,478,721	1,483,806
Redemption fees	81,392	49,305	—	—
Proceeds from shares issued to holders in reinvestment of dividends	6,566,511	449,467	39,561	43,276
Cost of shares redeemed	(222,811,396)	(51,220,132)	(1,754,222)	(1,153,683)

Net increase (decrease) in net assets resulting from capital share transactions	393,824,196	181,167,765	(235,940)	373,399

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	25,460,990	8,331,786	N/A	N/A
Redemption fees	2,571	179	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	241,765	10,531	N/A	N/A
Cost of shares redeemed	(4,433,515)	(3,144,103)	N/A	N/A

Net increase in net assets resulting from capital share transactions	21,271,811	5,198,393	N/A	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	5,051,725	N/A	N/A	N/A
Redemption fees	1,076	N/A	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	25,478	N/A	N/A	N/A
Cost of shares redeemed	(114,627)	N/A	N/A	N/A

Net increase in net assets resulting from capital share transactions	4,963,652	N/A	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	103,687,085	118,326,043	N/A	N/A
Redemption fees	3,028	1	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	3,374,500	458,157	N/A	N/A
Cost of shares redeemed	(42,283,259)	(11,089,755)	N/A	N/A

Net increase in net assets resulting from capital share transactions	64,781,354	107,694,446	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	596,407,719	362,141,347	(235,940)	373,399
NET ASSETS:
Beginning of period	490,911,329	128,769,982	1,425,456	1,052,057

End of period*	$1,087,319,048	$490,911,329	$1,189,516	$1,425,456

*Including undistributed net investment loss of:	$(2,649,098)	$(463,098)	$—	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	19,955,450	9,482,826	1,478,721	1,483,806
Shares issued in reinvestments of dividends and distributions	206,429	16,690	39,561	43,276
Shares redeemed	(7,302,163)	(2,176,444)	(1,754,222)	(1,153,683)

Net increase (decrease) in shares outstanding	12,859,716	7,323,072	(235,940)	373,399

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	821,149	351,729	N/A	N/A
Shares issued in reinvestments of dividends and distributions	7,673	394	N/A	N/A
Shares redeemed	(144,091)	(135,387)	N/A	N/A

Net increase in shares outstanding	684,731	216,736	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	159,451	N/A	N/A	N/A
Shares issued in reinvestments of dividends and distributions	810	N/A	N/A	N/A
Shares redeemed	(3,717)	N/A	N/A	N/A

Net increase in shares outstanding	156,544	N/A	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	3,434,722	5,013,952	N/A	N/A
Shares issued in reinvestments of dividends and distributions	106,116	17,017	N/A	N/A
Shares redeemed	(1,406,770)	(461,586)	N/A	N/A

Net increase in shares outstanding	2,134,068	4,569,383	N/A	N/A

(1)	Advisor Class C shares of the Small Cap Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the		From June 29,ˆ
	Year Ended	From January 31, 2006ˆ through	2007ˆ through
	12/31/2007	December 31, 2006	December 31, 2007

OPERATIONS:
Net investment income	$84,658	$20,887	$16,318
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(139,847)	26	31,249
Net change in unrealized appreciation of investments, foreign currency and written options	15,573,705	1,724,697	32,378

Net increase in net assets resulting from operations	15,518,516	1,745,610	79,945

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(118,628)	(22,877)	(9,413)
Net realized gains	—	—	(11,976)

Total distributions	(118,628)	(22,877)	(21,389)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(22,695)	(21,653)	(7,700)
Net realized gains	—	—	(12,600)

Total distributions	(22,695)	(21,653)	(20,300)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	—	N/A	(2,363)
Net realized gains	—	N/A	(6,144)

Total distributions	—	N/A	(8,507)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	N/A	N/A	(435)
Net realized gains	N/A	N/A	(525)

Total distributions	N/A	N/A	(960)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	55,769,867	7,234,940	2,828,533
Redemption fees	14,947	1,277	—
Proceeds from shares issued to holders in reinvestment of dividends	117,154	22,528	19,762
Cost of shares redeemed	(9,030,247)	(238,682)	(465,719)

Net increase in net assets resulting from capital share transactions	46,871,721	7,020,063	2,382,576

ˆ	Commencement of operations.

(1)	Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the		From June 29,ˆ
	Year Ended	From January 31, 2006ˆ through	2007ˆ through
	12/31/2007	December 31, 2006	December 31, 2007

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	33,158,535	9,041,894	2,521,529
Redemption fees	949	—	126
Proceeds from shares issued to holders in reinvestment of dividends	19,057	20,168	19,597
Cost of shares redeemed	(5,377,672)	(198,365)	(102,213)

Net increase in net assets resulting from capital share transactions	27,800,869	8,863,697	2,439,039

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	8,211,008	N/A	1,194,129
Redemption fees	612	N/A	109
Proceeds from shares issued to holders in reinvestment of dividends	—	N/A	7,586
Cost of shares redeemed	(145,356)	N/A	(5,465)

Net increase in net assets resulting from capital share transactions	8,066,264	N/A	1,196,359

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	N/A	N/A	100,000
Proceeds from shares issued to holders in reinvestment of dividends	N/A	N/A	960

Net increase in net assets resulting from capital share transactions	N/A	N/A	100,960

TOTAL INCREASE IN NET ASSETS:	98,116,047	17,584,840	6,147,723
NET ASSETS:
Beginning of period	17,584,840	—	—

End of period*	$115,700,887	$17,584,840	$6,147,723

*Including undistributed net investment income (loss) of:	$(77,886)	$(23,561)	$—

ˆ	Commencement of operations.

(1)	Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the		From June 29,ˆ
	Year Ended	From January 31, 2006ˆ through	2007ˆ through
	12/31/2007	December 31, 2006	December 31, 2007

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	3,879,691	683,888	277,724
Shares issued in reinvestments of dividends and distributions	7,325	1,887	1,945
Shares redeemed	(641,269)	(22,537)	(45,263)

Net increase in shares outstanding	3,245,747	663,238	234,406

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	2,313,386	815,515	249,966
Shares issued in reinvestments of dividends and distributions	1,195	1,674	1,929
Shares redeemed	(379,689)	(20,282)	(10,103)

Net increase in shares outstanding	1,934,892	796,907	241,792

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	559,532	N/A	117,981
Shares issued in reinvestments of dividends and distributions	—	N/A	747
Shares redeemed	(10,559)	N/A	(536)

Net increase in shares outstanding	548,973	N/A	118,192

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	N/A	N/A	10,000
Shares issued in reinvestments of dividends and distributions	N/A	N/A	94

Net increase in shares outstanding	N/A	N/A	10,094

ˆ	Commencement of operations.

(1)	Advisor Class C shares of the Market Opportunities Fund commenced operations on February 16, 2007.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements
December 31, 2007

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Internet Emerging Growth Fund (“Emerging”),The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”) and The Kinetics Government Money Market Fund (“Government”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities) and June 29, 2007 (Water Infrastructure). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to The Market Opportunities Fund and June 29, 2007 with respect to the Water Infrastructure Fund), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2007 is as follows:

Interest in
Master Portfolio

Internet Fund	99.994%
Emerging Fund	99.748%
Paradigm Fund	98.751%
Medical Fund	99.905%
Small Cap Fund	99.997%
Government Fund	97.718%
Market Opportunities Fund	99.989%
Water Infrastructure Fund	98.367%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing series conducted its own investment operations.

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares — Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares — Advisor Class A. Effective January 31, 2006, the Market Opportunities Fund began issuing Advisor Class A shares. Effective June 29, 2007, the Water Infrastructure Fund began issuing Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares — Advisor Class C. Effective February 16, 2007 the Internet, Medical, Small Cap Opportunities and Market Opportunities Funds issued an additional class of shares — Advisor Class C. Effective June 29, 2007, the Water Infrastructure Fund began issuing Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. Effective May 27, 2005, the Paradigm Fund issued an additional class of shares — the Institutional Class. Effective August 12, 2005, the Small Cap Opportunities Fund issued an additional class of shares — the Institutional Class. Effective June 29, 2007, the Water Infrastructure Fund began issuing Institutional Class shares. The Institutional Class shares are subject to a service fee of 0.20% of average daily net assets. All other classes are subject to a service fee of 0.25% of average daily net assets. The No Load Class and the Institutional Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, the service fees paid by the

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

No Load Class, Advisor Class A and Advisor Class C versus those paid by the Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

Trustees of the Master Portfolios. At December 31, 2007, none of the Master Portfolios held securities which were fair valued.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2007, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets. The Sub-Adviser to the Water Infrastructure Portfolio, Aqua-Terra Asset Management LLC, receives its compensation from the Adviser at the annual rate of 0.35% of daily net assets of the Water Infrastructure Portfolio.

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time; these reimbursements are not subject to recapture. For the year ended December 31, 2007, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

	Internet	Emerging

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$88,585
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$167,654
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$1,001,367	$—

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$64,019
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$415,199	$—

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$99,006	$34,032
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$76

The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets. For the Institutional Class the Adviser receives a shareholder servicing fee in the amount equal to 0.20% of the Institutional Class average daily net assets. At this time the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of its average daily net assets until at least May 1, 2008. For the year ended December 31, 2007 the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm Fund, the Small Cap Opportunities Fund and the Water Infrastructure Fund. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the year ended December 31, 2007, the Feeder Funds were allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2007, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap, Market Opportunities and Water Infrastructure Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2007, the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap, Market Opportunities and Water Infrastructure Funds incurred expenses of $935, $819,326, $2,938, $57,981, $61,458, and $1,971 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2007, Internet, Paradigm, Medical, Small Cap, Market Opportunities and Water Infrastructure Advisor Class C Shares incurred expenses of $545, $1,499,415, $629, $11,228, $22,320, and $2,546, respectively, pursuant to the 12b-1 Plan. Through December 31, 2007, the Funds had not issued any Advisor Class B shares.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser. For the year ended December 31, 2007, the Distributor received $1,478, $867,232, $3,049, $59,756, $117,439, and $10,775 from sales loads from the Internet, Paradigm, Medical, Small Cap, Market Opportunities, and Water Infrastructure Funds.

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

December 31, 2007, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Loss

The Internet Fund	$—	$(1,972)	$1,972
The Internet Emerging Growth Fund	(402)	148	254
The Paradigm Fund	744,082	2,834,881	(3,578,963)
The Medical Fund	218,475	(10,271)	(208,204)
The Small Cap Opportunities Fund	—	5,328,084	(5,328,084)
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	—	2,340	(2,340)
The Water Infrastructure Fund	(3,589)	3,593	(4)

5.  Income Taxes

At December 31, 2007 the Internet, Emerging, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds had $171,807, $0, $1,578, $7,298, $39,101, $0, $106,543 and $3,593, respectively, of undistributed net investment income on a tax basis.

At December 31, 2007 the Paradigm , Medical, and Small Cap Funds had $6,263,516, $28,115, and $4,096,529 respectively, of accumulated gains on a tax basis.

At December 31, 2007, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

Feeder Fund	2015	2014	2013	2011	2010	2009	2008

Internet	$—	$16,077,777	$6,777,871	$—	$140,178,775	$19,078,127	$—
Emerging	—	—	4,885	887,154	2,635,504	5,481,052	2,046,239
Paradigm	—	—	—	—	—	—	—
Medical	—	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—	—
Government	—	—	—	—	—	—	—
Market Opportunities	40,803	21	—	—	—	—	—
Water Infrastructure	—	—	—	—	—	—	—

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2007, Internet, Emerging, and Small Cap Funds utilized $15,041,179, $303,648, and $1,496,664, respectively, of capital loss carryforward.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

At December 31, 2007, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Feeder Fund	Post-October Losses	Currency Losses	Straddles

Internet	$—	$269	—
Emerging	—	—	—
Paradigm	—	—	—
Medical	70,829	—	88,724
Small Cap	—	2,907	—
Government	—	—	—
Market Opportunities	101,419	911	—
Water Infrastructure	—	—	—

The tax components of dividends paid during the years ended December 31, 2007 and December 31, 2006, are:

	Internet		Emerging
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2007	$1,637,709	$—	$188,230	$—
2006	$517,918	$—	$136,199	$—

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains/	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2007	$21,067,887	$14,769,168	$185,181	$539,043
2006	$12,435,794	$3,162,407	$29,493	$1,054,815

	Small Cap		Government
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2007	$5,200,341	$5,315,033	$43,527	$—
2006	$1,131,237	$—	$44,708	$—

	Market Opportunities		Water Infrastructure
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2007	$141,323	$—	$51,156	$—
2006	$44,530	$—	N/A	N/A

6.  Tax Information (Unaudited)

The Internet, Emerging, Paradigm, Medical, Small Cap, Market Opportunities, and Water Infrastructure Funds designate 46%, 46%, 99%, 96%, 68%, 23%,

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

and 52%, respectively, of dividends declared after December 31, 2007 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Paradigm, Medical, and Small Cap Funds hereby designate 26%, 59%, and 50%, respectively, as ordinary income distributions and 74%, 41%, and 50% respectively, as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2007, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 40%, Emerging 31%, Paradigm 89%, Medical 96%, Small Cap 36%, Market Opportunities 12%, and Water Infrastructure 30%.

The Internet, Emerging, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds designate 16%, 14%, 29%, 15%, 29%, 100%, 18% and 100%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Internet, Emerging, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds designate 0%, 0%, 25%, 53%, 0%, 0%, 0% and 61%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

7.  Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

FIN 48 requires the Funds to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include the Federal Government and the state of New York. As of June 29, 2007, open Federal and New York tax years include the tax years ended December 31, 2003 through 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September  2006, the Financial Accounting Standards Board Issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trust’s financial statements has not yet been determined.

8.  Subsequent Event (Unaudited)

At a meeting held on December 6, 2007, the Board of Directors of the Company and the Board of Trustees of the Trust, approved: (1) changing the Internet Emerging Growth Fund/Internet Emerging Growth Portfolio (the “Fund/Portfolio”) investment strategy such that it will invest at least 65% of its net assets in the equity securities of foreign companies and U.S. companies

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2007

with business operations and/or equity or business interests in international markets (the Fund’s/Portfolio’s investment strategy currently requires it to invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities); (2) changing the Fund’s/Portfolio’s fundamental investment restriction relating to industry concentration by eliminating the Fund’s/Portfolio’s ability to concentrate its investments in the Internet and Internet-related industries; and (3) changing the name of the Fund to the Global Fund and the name of the Portfolio to the Global Portfolio. On February 27, 2008, a special meeting of shareholders of the Fund was held and the change in the Fund’s/Portfolio’s fundamental restriction relating to industry concentration was approved. More detailed information on the voting results of the special meeting of shareholders will be included in the Company’s/Trust’s semi-annual report dated June 30, 2008.

9.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.  Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class	Advisor Class A	Advisor Class C		No Load Class		Advisor Class A
	For the	For the	February 16, 2007ˆ		For the		For the
	Year Ended	Year Ended	through		Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,
	2007	2007	2007		2006		2006

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$28.62	$28.24	$28.66		$24.66		$24.40

Income from Investment Operations:
Net investment income (loss)	0.30 (2)	0.23 (2)	0.07	(2)	(0.08	)(2)	(0.14	)(2)
Net realized and unrealized gain (loss) on investments	7.37	7.49	6.87		4.15		4.09

Total from investment operations	7.67	7.72	6.94		4.07		3.95

Redemption fees	0.00 (3)	—	0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income	(0.35)	(0.30)	(0.29)		(0.11)		(0.11)
From net realized gains	—	—	—		—		—

Total distributions	(0.35)	(0.30)	(0.29)		(0.11)		(0.11)

Net Asset Value, End of Year	$35.94	$35.66	$35.31		$28.62		$28.24

Total Return(4)	26.81%	27.35%	24.22	%(5)	16.50%		16.18%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$166,787	$637	$294		$137,012		$235
Ratio of expenses to average net assets:
Before expense reimbursement	1.99%	2.24%	2.73	%(6)	1.98%		2.23%
After expense reimbursement(7)	1.98%	2.23%	2.72	%(6)	1.85%		2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.94%	0.70%	0.22	%(6)	(0.42)%		(0.67)%
After expense reimbursement(7)	0.95%	0.71%	0.23	%(6)	(0.29)%		(0.54)%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Internet Fund
No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2005	2005	2004	2004	2003	2003

$25.29	$24.93	$23.31	$22.88	$16.69	$16.47

0.11 (2)	0.05 (2)	0.10 (2)	0.05 (2)	0.03	(0.82)

(0.54)	(0.44)	2.25	2.23	6.66	7.23

(0.43)	(0.39)	2.35	2.28	6.69	6.41

0.00 (3)	0.00 (3)	—	—	—	—

(0.20)	(0.14)	(0.37)	(0.23)	(0.07)	—
—	—	—	—	—	—

(0.20)	(0.14)	0.37	(0.23)	(0.07)	—

$24.66	$24.40	$25.29	$24.93	$23.31	$22.88

(1.69)%	(1.55)%	10.06%	9.95%	40.11%	38.92%

$148,260	$300	$201,929	$354	$230,971	$428

2.35%	2.60%	2.37%	2.62%	2.39%	2.64%

2.35%	2.60%	2.37%	2.62%	2.39%	2.64%

0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%

0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%
N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet
	Emerging Growth Fund
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$5.00		$4.43		$4.50	$4.28	$3.24

Income from Investment Operations:
Net investment income (loss)	0.22		0.13		0.15	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.01)		0.62		(0.03)	0.25	1.05

Total from investment operations	0.21		0.75		0.12	0.33	1.09

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	—	—
Less Distributions:
From net investment income	(0.31)		(0.18)		(0.19)	(0.11)	(0.05)
From net realized gains	—		—		—	—	—

Total distributions	(0.31)		(0.18)		(0.19)	(0.11)	(0.05)

Net Asset Value, End of Year	$4.90		$5.00		$4.43	$4.50	$4.28

Total Return	4.27%		16.90%		2.65%	7.67%	33.56%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3.138		$3,991		$3,896	$4,584	$4,677
Ratio of expenses to average net assets:
Before expense reimbursement(3)	3.84%		3.09%		3.22%	3.45%	3.64%
After expense reimbursement	1.48	%(3)	1.39	%(4)	2.69%	2.67%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.87%		3.00%		2.80%	1.08%	0.11%
After expense reimbursement	4.23	%(3)	1.30	%(4)	3.33%	1.84%	1.01%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Amount calculated is less than $0.005.
(3)	See footnote #3 for the Investment Advisor, waiver discussion.
(4)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
		Advisor	Advisor		Institutional			Advisor
	No Load Class	Class A	Class C		Class	No Load Class		Class A
	For The	For The	For The		For The	For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,		December 31,
	2007	2007	2007		2007	2006		2006

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$25.79	$25.43	$24.98		$25.76	$20.33		$20.08

Income from Investment Operations:
Net investment income (loss)	0.11 (2)	0.04 (2)	(0.10	)(2)	0.17 (2)	0.14	(2)	0.08 (2)
Net realized and unrealized gain (loss) on investments	5.35	5.27	5.15		5.34	5.52		5.43

Total from investment operations	5.46	5.31	5.05		5.51	5.66		5.51

Redemption fees	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	(0.13)	(0.09)	(0.00	)(3)	(0.17)	(0.16)		(0.12)
From net realized gains	(0.13)	(0.13)	(0.13)		(0.13)	(0.04)		(0.04)

Total distributions	(0.26)	(0.22)	(0.13)		(0.30)	(0.20)		(0.16)

Net Asset Value, End of Year	$30.99	$30.52	$29.90		$30.97	$25.79		$25.43

Total Return(4)	21.15%	20.87%	20.20%		21.37%	27.81%		27.42%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,910,518	$544,046	$320,962		$804,755	$1,337,761		$183,031
Ratio of expenses to average net assets:
Before expense reimbursement and waivers(7)	1.68%	1.93%	2.43%		1.63%	1.79%		2.04%
After expense reimbursement(7)	1.68%	1.93%	2.43%		1.48%	1.63	%(8)	1.88%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.39%	0.14%	(0.36)%		0.44%	0.44%		0.19%
After expense reimbursement(7)	0.39%	0.14%	(0.36)%		0.59%	0.60%		0.35%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Paradigm Fund
Advisor		Institutional				Advisor		Advisor		Institutional Class		No Load		Advisor	Advisor
Class C		Class		No Load Class		Class A		Class C		For the Period		Class		Class A	Class C
For the		For the		For the		For the		For the		May 27, 2005ˆ		For the		For the	For the
Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		through		Year Ended		Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,
2006		2006		2005		2005		2005		2005		2004		2004	2004

$19.76		$20.31		$17.54		$17.40		$17.21		$18.13		$14.91		$14.82	$14.73

(0.03	)(2)	0.19	(2)	(0.03	)(2)	(0.07	)(2)	(0.17	)(2)	0.01(3	)(2)	(0.06	)(2)	(0.10)	(0.18)
5.33		5.49		2.82		2.77		2.74		2.23		3.17		3.16	3.14

5.30		5.68		2.79		2.70		2.57		2.24		3.11		3.06	2.96

0.00	(3)	—		0.03		0.00	(3)	0.00	(3)	—		—		—	—

(0.04)		(0.19)		(0.01)		—		—		(0.04)		(0.02)		(0.02)	(0.02)
(0.04)		(0.04)		(0.02)		(0.02)		(0.02)		(0.02)		(0.46)		(0.46)	(0.46)

(0.08)		(0.23)		(0.03)		(0.02)		(0.02)		(0.06)		(0.48)		(0.48)	(0.48)

$24.98		$25.76		$20.33		$20.08		$19.76		$20.31		$17.54		$17.40	$17.21

26.82%		27.96%		16.11%		15.54%		14.96%		12.35	%(5)	20.84%		20.63%	20.08%

$116,226		$507,314		$418,914		$60,421		$38,740		$10,895		$89,313		$26,525	$9,426

2.54%		1.74%		1.93%		2.18%		2.68%		1.88	%(4)	2.10%		2.35%	2.85%
2.38	%(8)	1.43	%(8)	1.69%		1.94%		2.44%		1.49	%(4)	1.74%		1.99%	2.49%

(0.31)%		0.48%		(0.41)%		(0.66)%		(1.16)%		(0.37	)%(4)	(0.77)%		(1.02)%	(1.52)%
(0.15	)%(8)	0.79	%(8)	(0.17)%		(0.42)%		(0.92)%		0.02	%(4)	(0.41)%		(0.66)%	(1.16)%
N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A	N/A

See Notes to the Financial Statements.

	The Paradigm Fund
	No Load	Advisor	Advisor
	Class	Class A	Class C
	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2003	2003	2003

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.12	$10.07	$10.05

Income from Investment Operations:
Net investment income (loss)	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments	4.79	4.70	4.67

Total from investment operations	4.84	4.78	4.69

Redemption fees	—	—	—
Less Distributions:
From net investment income	(0.05)	(0.03)	(0.01)
From net realized gains	—	—	—

Total distributions	(0.05)	(0.03)	(0.01)

Net Asset Value, End of Year	$14.91	$14.82	$14.73

Total Return(4)	47.87%	47.47%	46.68%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$57,646	$13,157	$2,125
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	2.24%	2.49%	2.99%
After expense reimbursement	1.74%	1.99%	2.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.57%	0.32%	(0.18)%
After expense reimbursement	1.07%	0.82%	0.32%
Portfolio turnover rate	N/A	N/A	N/A

ˆ	Commencement of operations
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Amount calculated is less than $0.005.
(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund
	No Load Class	Advisor Class A	Advisor Class C		No Load Class	Advisor Class A	No Load Class
	For The	For The	February 16,		For the	For the	For the
	Year Ended	Year Ended	2007ˆ through		Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
	2007	2007	2007		2006	2006	2005

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Year	$17.83	$17.47	$18.29		$16.64	$16.34	16.76

Income from Investment Operations:
Net investment income (loss)	0.10 (2)	0.05 (2)	(0.04	)(2)	0.06 (2)	0.01 (2)	(0.18	)(2)
Net realized and unrealized gain (loss) on investments	2.67	2.62	1.79		2.40	2.35	0.06

Total from investment operations	2.77	2.67	1.75		2.46	2.36	(0.12)

Redemption fees	0.01	0.00 (3)	0.00	(3)	0.00 (3)	—	0.00	(3)
Less Distributions:
From net investment income	(0.10)	(0.06)	(0.01)		(0.04)	—	—
From net realized gains	(0.69)	(0.69)	(0.69)		(1.23)	(1.23)	—

Total distributions	(0.79)	(0.75)	(0.70)		(1.27)	(1.23)	—

Net Asset Value, End of Year	$19.82	$19.39	$19.34		$17.83	$17.47	$16.64

Total Return(4)	15.47%	15.16%	9.55	%(5)	14.81%	14.49%	(0.72)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$13,917	$1,427	$148		$15,527	$711	$13,943
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	2.41%	2.66%	3.19	%(6)	2.28%	2.53%	2.48%
After expense reimbursement(7)	1.40%	1.65%	2.15	%(6)	1.44%	1.69%	2.44%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.51)%	(0.76)%	(1.30	)%(6)	(0.51)%	(0.76)%	(1.14)%
After expense reimbursement(7)	0.50%	0.25%	(0.26	)%(6)	0.33%	0.08%	(1.10)%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A	N/A

ˆ	Commencement of operations
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Medical Fund
Advisor Class A		No Load Class		Advisor Class A		No Load Class	Advisor Class A
For the		For the		For the		For the	For the
Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,	December 31,
2005		2004		2004		2003	2003

16.49		$15.67		$15.47		$12.72	$12.61

(0.22	)(2)	(0.10	)(2)	(0.11	)(2)	(0.25)	(0.63)

0.07		1.19		1.13		3.20	3.49

(0.15)		1.09		1.02		2.95	2.86

—		—		—		—	—

—		—		—		—	—
—		—		—		—	—

—		—		—		—	—

$16.34		$16.76		$16.49		$15.67	$15.47

(0.91)%		6.96%		6.59%		23.19%	22.68%

$559		$19,583		$696		$23,695	$758

2.73%		2.54%		2.79%		2.52%	2.77%
2.69%		2.39%		2.64%		2.52%	2.77%

(1.39)%		(1.31)%		(1.56)%		(1.55)%	(1.80)%
(1.35)%		(1.16)%		(1.41)%		(1.55)%	(1.80)%
N/A		N/A		N/A		N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
				Advisor Class C
	No Load Class	Advisor Class A		February 16,		Institutional Class	No Load Class		Advisor Class A
	For The	For The		2007^		For the	For the		For the
	Year Ended	Year Ended		through		Year Ended	Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,		December 31,
	2007	2007		2007		2007	2006		2006

PER SHARE DATA(3)
Net Asset Value, Beginning of Year	$26.92	$26.71		$28.70		$26.91	$21.02		$20.89

Income from Investment Operations:
Net investment income (loss)	0.01 (2)	(0.07	)(2)	(0.21	)(2)	0.07 (2)	0.03	(2)	(0.03	)(2)
Net realized and unrealized gain (loss) on investments	5.29	5.25		3.33		5.29	5.92		5.88

Total from investment operations	5.30	5.18		3.12		5.36	5.95		5.85

Redemption fees	0.00 (3)	0.00	(3)	0.02		0.00 (3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.23)	(0.19)		(0.20)		(0.28)	(0.05)		(0.03)
From net realized gains	(0.07)	(0.07)		(0.07)		(0.07)	—		—

Total distributions	(0.30)	(0.26)		(0.27)		(0.35)	(0.05)		(0.03)

Net Asset Value, End of Year	$31.92	$31.63		$31.57		$31.92	$26.92		$26.71

Total Return(4)	19.65%	19.36%		10.94	%(5)	19.91%	28.37%		28.03%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$729,278	$36,390		$4,942		$316,709	$268,875		$12,444
Ratio of expenses to average net assets:
Before expense reimbursement and waivers(7)	1.71%	1.96%		2.47	%(6)	1.66%	1.83%		2.08%
After expense reimbursement	1.69%	1.94%		2.45	%(6)	1.49%	1.58	%(8)	1.83	%(8)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.00%	(0.25)%		(0.76	)%(6)	0.05%	(0.14)%		(0.39)%
After expense reimbursement	0.02%	(0.23)%		(0.75	)%(6)	0.22%	0.11	%(8)	(0.14	)%(8)
Portfolio turnover rate	N/A	N/A		N/A		N/A	N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the Investment Advisor, waiver discussion.
(8)	See footnote #3 for the service provider, waiver discussion.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
				Institutional Class
Institutional Class		No Load Class	Advisor Class A	For the Period		No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the		For the	For the	August 12, 2005ˆ		For the	For the	For the	For the
Year Ended		Year Ended	Year Ended	through		Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
2006		2005	2005	2005		2004	2004	2003	2003

$21.00		$18.69	$18.63	$20.48		$16.55	$16.50	$10.04	$10.03

0.08	(2)	0.12 (2)	0.02 (2)	0.00	(2)(3)	0.22 (2)	0.18 (2)	0.25	0.15

5.91		2.35	2.38	0.67		2.49	2.49	6.43	6.47

5.99		2.47	2.40	0.67		2.71	2.67	6.68	6.62

0.00	(3)	0.00 (3)	0.00 (3)	—		—	—	—	—

(0.08)		(0.01)	(0.01)	(0.02)		(0.16)	(0.13)	(0.17)	(0.15)
—		(0.13)	(0.13)	(0.13)		(0.41)	(0.41)	—	—

(0.08)		(0.14)	(0.14)	(0.15)		(0.57)	(0.54)	(0.17)	(0.15)

$26.91		$21.02	$20.89	$21.00		$18.69	$18.63	$16.55	$16.50

28.52%		13.17%	12.83%	3.23	%(5)	16.40%	16.17%	66.51%	65.98%

$209,592		$55,979	$5,205	$67,586		$35,702	$2,929	$23,665	$2,075

1.78%		1.93%	2.16%	1.77	%(6)	2.03%	2.28%	2.34%	2.59%

1.38	%(7)	1.66%	1.94%	1.59	%(6)	1.74%	1.99%	2.34%	2.59%

(0.09)%		0.18%	(0.17)%	(0.21	)%(6)	1.01%	0.76%	2.14%	1.89%

0.31	%(8)	0.45%	0.06%	(0.03	)%(6)	1.30%	1.05%	2.14%	1.89%
N/A		N/A	N/A	N/A		N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2005	2004	2003

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.04(2)	0.04	0.02	—	—
Net realized and unrealized gain on investments	—	—	—	—	—

Total from investment operations	0.04	0.04	0.02	—	—

Less Distributions:
From net investment income	(0.04)	(0.04)	(0.02)	—	—

Total distributions	(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.77%	4.45%	1.88%	0.00%	0.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,190	$1,425	$1,052	$1,166	$3,048
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	6.42%	3.94%	5.08%	2.11%	1.32%
After expense reimbursement(2)	0.98%	0.22%	1.06%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.74)%	0.73%	(2.17)%	(1.13)%	(0.38)%
After expense reimbursement(2)	3.70%	4.45%	1.85%	0.00%	0.00%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	See footnote #3 for waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities Fund
							Advisor Class A
	No Load Class	Advisor Class A	Advisor Class C				January 31,
	For the	For the	February 16, 2007^		No Load Class		2006ˆ
	Year Ended	Year Ended	through		January 31, 2006ˆ		through
	December 31,	December 31,	December 31,		through		December 31,
	2007	2007	2007		December 31, 2006		2006

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$12.05	$12.04	$12.99		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)	0.04(2)	0.00(2)	(0.05)(2)		0.04		0.02
Net realized and unrealized gain on investments	4.05	4.04	3.07		2.05		2.05

Total from investment operations	4.09	4.04	3.02		2.09		2.07

Redemption fees	0.01	0.00 (3)	0.00	(3)	0.00(3)		—
Less Distributions:
From net investment income	(0.03)	(0.01)	—		(0.04)		(0.03)
From Net realized gains	—	—	—		—		—

Total distributions	(0.03)	(0.01)	—		(0.04)		(0.03)

Net Asset Value, End of Year	$16.12	$16.07	$16.01		$12.05		$12.04

Total Return(4)	34.03%	33.54%	23.25	%(5)	20.85	%(5)	20.68	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$63,004	$43,907	$8,790		$7,994		$9,591
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.91%	2.16%	2.66	%(6)	2.68	%(6)	2.93	%(6)
After expense reimbursement(7)	1.74%	1.99%	2.49	%(6)	1.46	%(6)	1.71	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.12%	(0.14)%	(0.60)	%(6)	(0.76)	%(6)	(1.01)	%(6)
After expense reimbursement(7)	0.29%	0.03%	(0.43)	%(6)	0.46	%(6)	0.21	%(6)
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A

ˆ	Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Water Infrastructure Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	June 29,		June 29,		June 29,		June 29,
	2007^		2007^		2007^		2007^
	through		through		through		through
	December 31,		December 31,		December 31,		December 31,
	2007		2007		2007		2007

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.00		$10.00		$10.00		$10.00

Income from Investment Operations:
Net investment income	0.06	(2)	0.05	(2)	0.02	(2)	0.06	(2)
Net realized and unrealized gain on investments	0.20		0.20		0.21		0.21

Total from investment operations	0.26		0.25		0.23		0.27

Redemption Fees	—		0.00(3)		0.00(3)		—
Less Distributions:
From net investment income	(0.04)		(0.03)		(0.02)		(0.04)
From net realized gains	(0.05)		(0.05)		(0.05)		(0.05)

Total distributions	(0.09)		(0.08)		(0.07)		(0.09)

Net Asset Value, End of Year	$10.17		$10.17		$10.16		$10.18

Total Return(4)	2.64	%(5)	2.55	%(5)	2.33	%(5)	2.76	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,385		$2,459		$1,201		$103
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	3.62	%(6)	3.87	%(6)	4.37	%(6)	3.58	%(6)
After expense reimbursement(7)	1.74	%(6)	1.99	%(6)	2.49	%(6)	1.54	%(6)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.73	)%(6)	(0.98	)%(6)	(1.48	)%(6)	(0.69	)%(6)
After expense reimbursement(7)	1.15	%(6)	0.90	%(6)	0.40	%(6)	1.35	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See footnote #3 for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC.
Report of Independent Registered
Public Accounting Firm

To the Shareholders of and Board of Directors
Kinetics Mutual Funds, Inc.
Sleepy Hollow, New York

We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Internet Emerging Growth Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Kinetics Government Money Market Fund, The Market Opportunities Fund, and the Water Infrastructure Fund, each a series of shares of Kinetics Mutual Funds, Inc. (the “Funds”), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended except for The Water Infrastructure Funds’ statement of operations, statement of changes in net assets and financial highlights for the period June 29, 2007 through December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 was audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Funds required to have, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of December 31, 2007, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended (with respect to The Water Infrastructure Fund, the results of its operations, changes in its assets and financial highlights for the period

June 29, 2007 to December 31, 2007), in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 29, 2008

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2007

The Internet Portfolio

The Internet Emerging Growth Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2007 — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2007 — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
December 31, 2007 — (Continued)

The Market Opportunities Portfolio

The Water Infrastructure Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 84.89%	Shares	Value

Aerospace & Defense — 3.73%
CACI International, Inc. — Class A*	140,000	$6,267,800

Air Freight & Logistics — 1.70%
Expeditors International of Washington, Inc.	64,000	2,859,520

Asian Exchanges — 8.63%
Hong Kong Exchanges & Clearing Limited	244,000	6,921,897
Osaka Securities Exchange Co., Ltd.	144	674,144
Singapore Exchange Limited	740,000	6,899,024

		14,495,065

Asset Management — 0.44%
US Global Investors, Inc. — Class A(1)	44,000	733,040

Capital Markets — 1.69%
The Bank Of New York Mellon Corp.	4,000	195,040
Collins Stewart Plc*	4,000	13,775
GFI Group, Inc.*(1)	1,000	95,720
LaBranche & Co Inc.*	100,000	504,000
Northern Trust Corp.	4,000	306,320
State Street Corporation	8,000	649,600
Tullett Prebon Plc	4,000	37,364
Urbana Corp. — Class A*	200,000	1,043,620

		2,845,439

Commercial Services & Supplies — 3.72%
Comdisco Holding Company, Inc.	194,400	1,770,985
Ritchie Bros Auctioneers, Incorporated	54,000	4,465,800

		6,236,785

Computers & Peripherals — 0.24%
Apple, Inc.*	2,000	396,160

Diversified Consumer Services — 0.41%
Apollo Group, Inc. — Class A*(1)	2,000	140,300
Sotheby’s(1)	14,400	548,640

		688,940

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Diversified Financial Services — 11.36%
Climate Exchange Plc*	34,000	$680,190
CME Group, Inc.(1)	10,825	7,425,950
Groupe Bruxelles Lambert S.A.*	2,000	59
IntercontinentalExchange Inc.*	32,000	6,160,000
London Stock Exchange Group Plc	68,352	2,692,663
Montreal Exchange, Inc.	12,000	475,526
Nymex Holdings, Inc.(1)	12,200	1,630,043

		19,064,431

European Exchanges — 1.69%
Bolsas Y Mercados Espanoles*	12,000	817,580
Deutsche Boerse AG	4,400	873,284
Hellenic Exchanges S.A. Holding	12,000	421,071
OMX AB	18,000	728,277

		2,840,212

Holding Company — 13.86%
Groupe Bruxelles Lambert S.A.	22,000	2,826,352
Icahn Enterprises LP	18,000	2,334,960
Leucadia National Corporation(1)	384,250	18,098,175

		23,259,487

Internet & Catalog Retail — 0.13%
eBay, Inc.*(1)	6,000	199,140
IAC/InterActiveCorp*(1)	1,000	26,920

		226,060

Internet Software & Services — 0.97%
Baidu.com, Inc. — ADR*	1,000	390,390
Google Inc. — Class A*	1,800	1,244,664

		1,635,054

IT Services — 5.50%
Broadridge Financial Solutions, Inc.	128,000	2,871,040
Iron Mountain Incorporated*	6,000	222,120
ManTech International Corporation — Class A*	140,000	6,134,800

		9,227,960

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Leisure Equipment & Products — 0.01%
Marvel Entertainment, Inc.*	322	$8,601

Media — 15.61%
DreamWorks Animation SKG, Inc. — Class A*	92,000	2,349,680
The E.W. Scripps Company — Class A(1)	4,000	180,040
Gemstar-TV Guide International, Inc.*	600,000	2,856,000
Getty Images, Inc.*	36,000	1,044,000
Harris Interactive, Inc.*	180,000	766,800
Liberty Global, Inc. — Series C*(1)	182,707	6,685,249
Liberty Global, Inc. — Class A*(1)	120,257	4,712,872
PrimaCom AG — ADR*	610,000	3,881,247
The Walt Disney Co.	1,380	44,547
Warner Music Group Corp.(1)	118,000	715,080
The Washington Post Company — Class B	3,600	2,849,148
XM Satellite Radio Holdings, Inc. — Class A*(1)	10,000	122,400

		26,207,063

Other Exchanges — 1.90%
Australian Stock Exchange Limited	32,000	1,699,901
JSE Limited	60,000	763,789
New Zealand Exchange Limited	12,000	82,188
TSX Group Inc.	12,000	641,978

		3,187,856

Publishing — 0.26%
Moody’s Corporation(1)	12,000	428,400

Software — 0.14%
Financial Technologies (India) Ltd.	24,000	230,400

U.S. Equity Exchanges — 12.90%
Nasdaq Stock Market Inc.*(1)	180,000	8,908,200
NYSE Euronext	145,095	12,734,988

		21,643,188

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Wireless Telecommunication Services — 0.00%
Sunshine PCS Corp — Class A*	149,890	$300

TOTAL COMMON STOCKS (cost $78,980,477)		142,481,761

ESCROW NOTES — 0.01%

Adelphia Comm Escrow(1)	200,000	0
Adelphia Comm Pfd Escrow	190,000	0
Adelphia Recovery Trust*	250,827	0
Adelphia Recovery Trust*	4,878,645	24,393

TOTAL ESCROW NOTES (cost $783,300)		24,393

	Principal
CONVERTIBLE BONDS — 1.06%	Amount

Diversified Telecommunication Services — 1.06%
Level 3 Communications, Inc., CLB 6.000%, 03/15/2010
TOTAL CONVERTIBLE BONDS (cost $1,426,766)	$2,000,000	1,780,000

RIGHTS — 1.13%	Shares

Commercial Services & Supplies — 1.13%
Comdisco Holding Company, Inc. —
Rights Expiration Date: 12/31/2050
Strike Price $1.00# (cost $3,253,775)
TOTAL RIGHTS (cost $3,253,775)	12,240,699	1,897,308

	Principal
SHORT-TERM INVESTMENTS — 13.94%	Amount	Value

US Government Agency Issues — 13.84% Federal Home Loan Bank Discount Note 2.961%, 01/02/2008	$23,232,000	23,230,116

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Money Market Funds — 0.10%+
First American Prime Obligations Fund — Class I	163,398	$163,398

TOTAL SHORT-TERM INVESTMENTS (cost $23,393,514)		23,393,514

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 25.98%	Shares

Investment Companies — 25.98%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $43,598,415)	43,598,415	43,598,415

TOTAL INVESTMENTS — 127.01% (cost $151,436,247)		$213,175,391

Percentages are stated as a percent of net assets

* — Non-income producing security.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $42,076,941 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 94.93%	Shares	Value

Aerospace & Defense — 5.24%
SI International, Inc.*	6,000	$164,820

Asian Exchanges — 4.02%
Osaka Securities Exchange Co., Ltd.	27	126,402

Capital Markets — 5.09%
American Capital Strategies Ltd.(1)	1,500	49,440
Cohen & Steers, Inc.(1)	3,000	89,910
Thomas Weisel Partners Group, Inc.*	1,500	20,595

		159,945

Commercial Services & Supplies — 3.85%
Comdisco Holding Company, Inc.	9,300	84,723
Deluxe Corporation	1,100	36,179

		120,902

Diversified Financial Services — 5.60%
CME Group, Inc.(1)	200	137,200
Groupe Bruxelles Lambert S.A.*	160	5
MarketAxess Holdings, Inc.*(1)	3,000	38,490

		175,695

Diversified Telecommunication Services — 8.99%
Cibl Inc.*	51	17,850
Lynch Interactive Corporation*	51	219,300
Warwick Valley Telephone Company	1,200	14,364
XO Holdings Inc.*	15,000	31,050

		282,564

Electronic Equipment & Instruments — 1.90%
Dolby Laboratories, Inc. — Class A*	1,200	59,664

Gaming — 2.87%
Melco International Development	60,000	90,184

Holding Company — 7.19%
Groupe Bruxelles Lambert S.A.	1,760	226,108

Insurance — 1.44%
Fidelity National Financial Inc. — Class A(1)	3,102	45,320

Internet & Catalog Retail — 0.08%
Liberty Media Holding Corporation — Interactive A*	126	2,404

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Internet Software & Services — 2.67%
Digital River, Inc.*(1)	1,000	$33,070
Websense, Inc.*(1)	3,000	50,940

		84,010

IT Services — 5.11%
Broadridge Financial Solutions, Inc.	3,000	67,290
Fidelity National Information Services	2,242	93,245

		160,535

Leisure Equipment & Products — 3.02%
Aruze Corp.	2,500	94,884

Media — 16.89%
Discovery Holding Company — Class A*	50	1,257
The E.W. Scripps Company — Class A(1)	1,000	45,010
Gemstar-TV Guide International, Inc.*(1)	5,000	23,800
Interactive Data Corporation	5,500	181,555
Liberty Global, Inc. — Series C*(1)	30	1,098
Liberty Global, Inc. — Class A*	30	1,176
Liberty Media Holding Corporation — Capital Series A*(1)	25	2,912
Naspers Limited — ADR	6,970	165,215
PrimaCom AG — ADR*	4,750	30,223
RCN Corporation	4,661	72,665
Warner Music Group Corp.(1)	1,000	6,060

		530,971

Mortgage Bankers And Loan Correspondents — 0.90%
PHH Corp.*	1,600	28,224

Software — 1.06%
FactSet Research Systems, Inc.(1)	600	33,420

Transportation Infrastructure — 7.13%
Beijing Capital International Airport Company Limited — Class H	90,000	152,820
Macquarie Airports	20,000	71,122

		223,942

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

U.S. Equity Exchanges — 11.88%
Nasdaq Stock Market Inc.*(1)	4,000	$197,960
NYSE Euronext(1)	2,000	175,540

		373,500

Wireless Telecommunication Services — 0.00%
Sunshine PCS Corp — Class A*	6,000	12

TOTAL COMMON STOCKS (cost $2,130,369)		2,983,506

PREFERRED STOCKS — 0.03%

Diversified Telecommunication Services — 0.03%
PTV, Inc. — Series A, CLB 10.000% (cost $3,774)	487	801

TOTAL PREFERRED STOCKS (cost $3,774)		801

RIGHTS — 2.86%

Commercial Services & Supplies — 2.86%
Comdisco Holding Company, Inc. — Rights Expiration Date: 12/31/2050 Strike Price $1.00#	581,000	90,055

TOTAL RIGHTS (cost $245,273)		90,055

	Principal
SHORT-TERM INVESTMENTS — 2.18%	Amount

Money Market Funds — 2.18%
First American Prime Obligations Fund — Class I	68,622	68,622

TOTAL SHORT-TERM INVESTMENTS (cost $68,622)		68,622

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM SECURITIES LENDING — 18.40%	Shares	Value

Investment Companies — 18.40%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $578,335)	578,335	$578,335

TOTAL INVESTMENTS — 118.40% (cost $3,026,373)		$3,721,319

Percentages are stated as a percent of net assets

* — Non-income producing security.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $560,103 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 82.10%	Shares	Value

Aerospace & Defense — 0.55%
CACI International, Inc. — Class A*	568,000	$25,429,360

Air Freight & Logistics — 0.10%
Expeditors International of Washington, Inc.(1)	100,000	4,468,000

Airlines — 0.79%
Air China Limited — Class H	1,296,000	1,931,352
China Eastern Airlines Corporation Limited — Class H	11,144,000	11,019,088
China Eastern Airlines Corporation Limited — ADR*(1)	40,000	3,955,164
China Southern Airlines Company Limited — Class H*	14,144,000	18,647,282
China Southern Airlines Company Limited — ADR*	18,000	1,178,100

		36,730,986

Asian Exchanges — 6.64%
Hong Kong Exchanges & Clearing Limited	7,534,000	213,727,755
Osaka Securities Exchange Co., Ltd.	4,800	22,471,468
Singapore Exchange Limited	7,736,000	72,122,769

		308,321,992

Asset Management — 5.80%
BlackRock, Inc.(1)	214,000	46,395,200
Brookfield Asset Management Inc — Class A(1)	2,598,000	92,670,660
Eaton Vance Corp.(1)	698,000	31,696,180
Franklin Resources, Inc.(1)	180,000	20,597,400
IGM Financial,Inc.	30,000	1,520,746
Legg Mason, Inc.(1)	432,000	31,600,800
Power Corporation of Canada	1,016,000	41,311,191
US Global Investors, Inc. — Class A(1)	200,000	3,332,000

		269,124,177

Auto Components — 0.37%
Toyota Industries Corporation	420,000	17,181,220

Automobiles — 0.00%
Great Wall Motor Company Limited — Class H	20,000	28,779

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Beverages — 0.50%
Constellation Brands, Inc. — Class A*	1,800	$42,552
Pernod Ricard SA	18,840	4,354,875
Remy Cointreau	3,600	256,696
Tsingtao Brewery Co Limited — Class H	5,584,000	18,762,767

		23,416,890

Biotechnology — 0.05%
Charles River Laboratories International, Inc.*	34,000	2,237,200

Brokerage & Investment Banking — 1.00%
The Bear Stearns Companies Inc.(1)	280,000	24,710,000
Greenhill & Co., Inc.(1)	36,000	2,393,280
ICAP plc	320,000	4,627,757
Lazard Ltd — Class A(1)	360,100	14,648,868

		46,379,905

Capital Markets — 5.66%
The Bank Of New York Mellon Corp.	1,504,060	73,337,966
Blackstone Group LP	442,000	9,781,460
Cohen & Steers, Inc.(1)	456,000	13,666,320
Collins Stewart plc	40,000	137,750
Fortress Investment Group LLC — Class A(1)	72,000	1,121,760
GFI Group, Inc.*	42,000	4,020,240
The Goldman Sachs Group, Inc.	320,000	68,816,000
LaBranche & Co Inc.*(1)	1,576,000	7,943,040
Lehman Brothers Holdings, Inc.(1)	272,000	17,799,680
Northern Trust Corp.	216,000	16,541,280
State Street Corporation	576,248	46,791,338
Tullett Prebon plc	72,000	672,545
Urbana Corp. — Class A*	378,000	1,972,440

		262,601,819

Chemicals — 0.60%
Novozymes A/S — Class B	200	22,823
Potash Corporation of Saskatchewan Inc.(1)	1,200	172,752
Sigma-Aldrich Corp.(1)	510,000	27,846,000

		28,041,575

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Commercial Banks — 1.97%
Bank of China Ltd. — Class H	12,000,000	$5,817,324
Cathay General Bancorp(1)	144,000	3,814,560
Center Financial Corporation(1)	224,000	2,759,680
China Construction Bank Corp.- Class H	10,600,000	8,985,816
East West Bancorp, Inc.(1)	144,000	3,489,120
Hanmi Financial Corporation(1)	224,000	1,930,880
HDFC Bank Ltd. — ADR	74,000	9,653,300
ICICI Bank Limited — ADR	252,000	15,498,000
Industrial & Commercial Bank Of China — Class H	8,560,000	6,147,690
M&T Bank Corporation(1)	200,000	16,314,000
Nara Bancorp, Inc.(1)	208,000	2,427,360
State Bank of India GDR	72,000	8,784,000
UCBH Holdings, Inc.(1)	288,000	4,078,080
Wilshire Bancorp, Inc.	200,000	1,570,000

		91,269,810

Commercial Services & Supplies — 0.01%
The Brink’s Co.	6,000	358,440
Equifax Inc.(1)	100	3,636

		362,076

Consumer Finance — 0.05%
The Student Loan Corporation	21,900	2,409,000

Diversified Consumer Services — 0.43%
H&R Block, Inc.(1)	106,000	1,968,420
Sotheby’s(1)	466,000	17,754,600

		19,723,020

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Diversified Financial Services — 7.11%
Montreal Exchange, Inc.	72,000	$2,853,154
Climate Exchange Plc*	42,000	840,234
CME Group, Inc.(1)	218,000	149,548,000
Groupe Bruxelles Lambert S.A. — Strip VVPR*	24,000	702
IntercontinentalExchange Inc.*(1)	324,000	62,370,000
London Stock Exchange Group PLC	2,258,291	88,963,251
Nymex Holdings, Inc.(1)	142,000	18,972,620
Texas Pacific Land Trust	144,000	6,552,000
Xinhua Finance Ltd*	100	21,662

		330,121,623

Diversified Telecommunication Services — 0.10%
China Netcom Group Corp Hong Kong Ltd*	1,100,000	3,308,154
China Netcom Group Corp Hong Kong Ltd — ADR(1)	12,000	712,800
China Telecom Corp Ltd. — ADR(1)	4,000	312,280
China Telecom Corp Ltd — Class H	200,000	159,027

		4,492,261

Electric Utilities — 3.42%
Allegheny Energy, Inc.	900,000	57,249,000
Datang International Power Generation Company Limited — Class H	18,000,000	16,066,894
Huadian Power International Corporation — Class H	1,440,000	731,321
Huaneng Power International, Inc. — ADR(1)	710,000	29,323,000
Korea Electric Power Corporation — ADR(1)	690,000	14,386,500
Sierra Pacific Resources(1)	2,024,000	34,367,520
Unified Energy System — ADR(1)	52,000	6,650,800

		158,775,035

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

European Exchanges — 1.57%
Bolsas Y Mercados Espanoles*	144,000	$9,810,957
Deutsche Boerse AG	294,200	58,390,938
Hellenic Exchanges S.A. Holding	36,000	1,263,213
OMX AB	88,000	3,560,466

		73,025,574

Food Products — 0.00%
Cadbury Schweppes PLC — ADR	4,000	197,480

Gaming — 4.34%
International Game Technology(1)	84,000	3,690,120
Las Vegas Sands Corp.*(1)	620,000	63,891,000
Lottomatica Spa	2,000	73,220
Melco International Development Limited	3,256,000	4,893,980
MGM Mirage*(1)	608,400	51,117,768
Wynn Resorts, Limited(1)	692,000	77,593,960

		201,260,048

Health Care Equipment & Supplies — 0.03%
Becton, Dickinson & Co.	10,000	835,800
Stryker Corp.(1)	6,000	448,320

		1,284,120

Holding Company — 6.58%
Berkshire Hathaway Inc. — Class A*(1)	300	42,480,000
Berkshire Hathaway Inc. — Class B*(1)	9,616	45,541,376
Groupe Bruxelles Lambert S.A.	264,000	33,916,224
Icahn Enterprises LP	480,000	62,265,600
Leucadia National Corporation(1)	2,290,000	107,859,000
Pargesa Holding AG — Class B	80,000	8,938,745
Power Financial Corp.	108,000	4,461,381

		305,462,326

Hotels Restaurants & Leisure — 0.11%
Melco PBL Entertainment (Macau) Limited — ADR*	180,045	2,081,320
Triarc Companies, Inc. — Class A	340,000	2,968,200

		5,049,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Household Durables — 0.31%
Fortune Brands, Inc.	4,000	$289,440
Jarden Corporation*	588,000	13,882,680

		14,172,120

Household Products — 0.11%
Energizer Holdings, Inc.*	44,000	4,933,720

Independent Power Producers & Energy Traders — 1.03%
Dynegy Inc. — Class A*(1)	3,500,165	24,991,178
Mirant Corp*(1)	584,000	22,764,320

		47,755,498

Insurance — 3.21%
China Life Insurance Co., Limited — ADR(1)	530,666	40,595,949
China Life Insurance Co., Limited — Class H	480,000	2,483,905
Great West Lifeco, Inc.	128,000	4,613,162
Loews Corporation	24,000	1,208,160
Markel Corporation*	74,000	36,341,400
PICC Property & Casualty Co. Ltd. — Class H	4,872,000	6,973,032
Ping An Insurance Group Company of China Limited — Class H	2,182,000	23,422,346
The Progressive Corporation(1)	784,000	15,021,440
Wesco Financial Corporation	1,700	691,900
White Mountains Insurance Group Ltd.	34,400	17,683,320

		149,034,614

IT Services — 0.47%
Broadridge Financial Solutions, Inc.	316,000	7,087,880
Iron Mountain Incorporated*	18,000	666,360
Mastercard, Inc. — Class A(1)	42,000	9,038,400
Western Union Company(1)	200,000	4,856,000

		21,648,640

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Media — 1.00%
DreamWorks Animation SKG, Inc. — Class A*	456,000	$11,646,240
The E.W. Scripps Company — Class A(1)	136,000	6,121,360
Getty Images, Inc.*	50,000	1,450,000
The McGraw-Hill Companies, Inc.(1)	100,000	4,381,000
The Walt Disney Co.	14,400	464,832
Warner Music Group Corp.(1)	1,048,000	6,350,880
The Washington Post Company — Class B	20,200	15,986,886

		46,401,198

Metals & Mining — 2.60%
Anglo American PLC — ADR(1)	2,090,080	63,475,730
China Coal Energy Company — Class H	4,300,000	13,510,914
Commercial Metals Company(1)	360,000	10,602,000
Franco-Nevada Corporation*	132,000	2,026,242
Freeport-McMoRan Copper & Gold Inc.	2,680	274,539
Rio Tinto Plc — ADR(1)	58,600	24,606,140
Yanzhou Coal Mining Company Limited — ADR	24,000	2,379,254
Yanzhou Coal Mining Company Limited — Class H	1,800,000	3,568,882

		120,443,701

Multiline Retail — 0.75%
Sears Holdings Corporation*(1)	342,400	34,941,920

Multi-Utilities — 2.76%
CenterPoint Energy, Inc.(1)	1,000,000	17,130,000
CMS Energy Corporation(1)	870,000	15,120,600
NRG Energy, Inc.*(1)	558,000	24,183,720
Reliant Energy Inc.*	2,724,000	71,477,760

		127,912,080

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Oil, Gas & Consumable Fuels — 10.45%
Cameco Corporation	360,000	$14,331,600
Canadian Natural Resources Ltd.	730,000	53,392,200
Canadian Oil Sands Trust	1,626,000	63,774,720
China Petroleum & Chemical Corp. — ADR(1)	68,000	10,077,600
China Petroleum & Chemical Corp — Class H	360,000	543,873
China Shenhua Energy Company Limited — Class H	72,000	430,297
CNOOC Limited	1,440,000	2,452,510
CNOOC Limited — ADR(1)	228,000	38,174,040
El Paso Corporation	1,880,000	32,411,200
EnCana Corporation(1)	428,000	29,086,880
Gazprom OAO — ADR(1)	1,086,000	61,576,200
Imperial Oil Ltd.	568,000	31,115,040
Marathon Oil Corp.	204,060	12,419,092
National Energy Group, Inc.	50,000	209,500
Nexen Inc.(1)	592,000	19,103,840
Norsk Hydro ASA — ADR	152,000	2,172,293
Penn West Energy Trust(1)	496,000	12,896,000
Petro-Canada(1)	240,000	12,868,800
PetroChina Company Limited — ADR(1)	106,000	18,599,820
PetroChina Company Limited — Class H	180,000	320,876
Petroleo Brasileiro S.A. — ADR	20,000	2,304,800
StatoilHydro ASA — ADR	144,054	4,396,528
Suncor Energy, Inc.	572,000	62,193,560
WesternZagros Resources Ltd*	34,400	83,652

		484,934,921

Other Exchanges — 1.44%
ASX Limited	868,000	46,109,809
JSE Limited	618,000	7,867,025
New Zealand Exchange Limited	24,329	166,629
TSX Group Inc.	240,000	12,839,556

		66,983,019

Paper & Forest Products — 0.00%
Pope Resources LP	1,800	76,950

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Pharmaceuticals — 0.12%
China Pharmaceutical Group Limited*	800,000	$298,561
Novo-Nordisk A/S — ADR(1)	84,000	5,448,240

		5,746,801

Publishing — 0.45%
John Wiley & Sons, Inc. — Class A	8,000	342,720
John Wiley & Sons, Inc. — Class B(1)	2,000	85,900
Moody’s Corporation(1)	524,000	18,706,800
R.H. Donnelley Corporation*(1)	49,200	1,794,816

		20,930,236

Real Estate Investment Trusts (REITs) — 1.05%
Alexander’s, Inc.*	24,000	8,478,000
The Link REIT	4,912,000	10,633,616
Vornado Realty Trust(1)	336,000	29,551,200

		48,662,816

Real Estate Management & Development — 1.33%
Forest City Enterprises, Inc. — Class A(1)	1,244,400	55,301,136
New World China Land Limited	400,000	359,094
The St. Joe Company(1)	168,000	5,965,680

		61,625,910

Road & Rail — 0.01%
Guangshen Railway Company Limited — ADR(1)	12,000	427,680
Guangshen Railway Company Limited — Class H	360,000	261,318

		688,998

Software — 0.03%
Financial Technologies (India) Ltd. — GDR	144,400	1,386,240

State Commercial Banks — 0.01%
Preferred Bank Los Angeles	18,000	468,360

Thrifts & Mortgage Finance — 0.23%
Federal National Mortgage Association(1)	264,000	10,554,720

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Transportation By Air — 0.01%
Grupo Aeroportuario del Pacifico SA de CV — ADR	11,000	$490,930

Transportation Infrastructure — 2.11%
Anhui Expressway Co., Ltd. — Class H	5,180,000	4,796,419
Beijing Capital International Airport Co. Ltd. — Class H	28,360,000	48,155,334
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. — ADR	12,000	301,440
Grupo Aeroportuario del Sureste S.A.B. de C.V. — ADR	11,000	673,420
Hainan Meilan International Airport Company Limited — Class H	3,516,000	4,468,613
Hopewell Holdings Limited	500,000	2,308,462
Jiangsu Expressway Company Ltd. — Class H	6,000,000	6,540,642
Shenzhen Expressway Company Limited — Class H	8,600,000	9,507,272
Sichuan Expressway Co. Limited — Class H	18,000,000	8,056,532
Tianjin Port Development Holdings Ltd	2,284,000	1,742,863
Zhejiang Expressway Co., Limited — Class H	7,000,000	11,203,734

		97,754,731

U.S. Equity Exchanges — 4.71%
Nasdaq Stock Market Inc.*(1)	2,246,000	111,154,540
NYSE Euronext(1)	1,224,552	107,478,929

		218,633,469

Wireless Telecommunication Services — 0.13%
China Mobile Limited	200,000	3,537,076
China Mobile Limited — ADR	8,000	694,960
China Unicom Limited	640,000	1,469,208
China Unicom Limited — ADR	2,000	44,800

		5,746,044

TOTAL COMMON STOCKS (cost $2,918,310,890)		3,809,321,432

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Principal
CONVERTIBLE BONDS — 0.91%	Amount	Value

Independent Power Producers & Energy Traders — 0.91%
Calpine Corporation, CLB 4.750%, 11/15/2023 Acquired 11/30/2005 — 10/15/2007 at $28,684,257 (Default Effective 12/20/2005)*
TOTAL CONVERTIBLE BONDS (cost $28,680,924)	$42,200,000	$42,252,750

CORPORATE BONDS — 0.10%

Diversified Financial Services — 0.03%
Finova Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $2,775,287 (Default Effective 4/29/2005)*	9,503,880	1,544,381

Independent Power Producers & Energy Traders — 0.04%
Calpine Corp. 8.750%, 07/15/2008, CLB, Acquired 4/18/2006 and 5/03/2006 at $118,563 (Default Effective 12/20/2005)*	200,000	221,000
7.875%, 04/01/2008, Acquired 4/18/2006-5/10/2006 at $118,538 (Default Effective 12/20/2005)*	200,000	218,000
Calpine Canada Energy Finance Ulc 8.500%, 05/01/2008 4/20/2006 and 7/13/2006 at $780,125 (Default Effective 12/20/2005)*	1,200,000	1,368,000

		1,807,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Principal
	Amount	Value

Multi-Utilities & Unregulated Power — 0.03%
Calpine Corp. 7.625%, 04/15/2050, Acquired 4/18/2006 and 4/20/2006 at $61,031 (Default Effective 12/20/2005)*	$100,000	$108,000
10.500%, 05/15/2015, Acquired 4/7/2006 and 5/10/2006 at $181,375 (Default Effective 12/20/2005)*	300,000	339,000
8.500%, 02/15/2011, Acquired 7/5/2006 at $471,250 (Default Effective 12/20/2005)*(1)	1,000,000	1,125,000

		1,572,000

TOTAL CORPORATE BONDS (cost $6,688,964)		4,923,381

WARRANTS — 0.00%	Shares

Oil, Gas & Consumable Fuels — 0.00%
WesternZagros Resources Ltd* Expiration: January 2008, Exercise Price: $2.50*
TOTAL WARRANTS (cost $427,966)	344,000	52,282

CALL OPTIONS
PURCHASED — 0.03%	Contracts

Leucadia National Corporation Expiration: January 2009, Exercise Price: $20.00	72	201,600
Loews Corporation Expiration: January 2009, Exercise Price: $25.00	500	1,330,000

TOTAL CALL OPTIONS PURCHASED (cost $1,557,476)		1,531,600

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 17.08%	Amount	Value

US Government Agency Issues -16.97%
Federal Home Loan Bank Discount Note 2.960%, 01/02/2008	$787,199,000	$787,135,149
Money Market Funds — 0.11%
First American Prime Obligations Fund — Class I	5,237,156	5,237,156

TOTAL SHORT-TERM INVESTMENTS (cost $792,372,305)		792,372,305

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 10.90%	Shares

Investment Companies — 10.90%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $505,570,478)	505,570,478	505,570,478

TOTAL INVESTMENTS — 111.12% (cost $4,253,609,003)		$5,156,024,228

Percentages are stated as a percent of net assets.

* — Non-income producing security.
ADR — American Depository Receipts.
GDR — Global Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $488,748,752 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 110.38%	Shares	Value

Biotechnology — 37.31%
AEterna Zentaris Inc.*(1)	90,500	$136,655
Albany Molecular Research, Inc.*	25,000	359,500
Arena Pharmaceuticals, Inc.*	14,000	109,620
AVAX Technologies, Inc.*	50,000	5,000
Avigen, Inc.*	27,000	114,750
Biogen Idec, Inc.*(1)	18,250	1,038,790
Cell Genesys, Inc.*	41,725	95,967
Coley Pharmaceuticals Group Inc.*	25,000	200,000
Cubist Pharmaceuticals, Inc.*	2,000	41,020
CuraGen Corporation*	16,000	14,720
deCODE genetics, Inc.*(1)	11,000	40,480
Dendreon Corporation*(1)	24,000	149,280
Favrille Inc.*(1)	43,000	67,080
Human Genome Sciences, Inc.*(1)	19,000	198,360
ImmunoGen, Inc.*	14,000	58,100
Invitrogen Corp.*(1)	12,000	1,120,920
Isotechnika, Inc.*	40,000	41,745
Medarex, Inc.*(1)	20,000	208,400
Metabasis Therapeutics, Inc.*	27,000	82,890
Millennium Pharmaceuticals, Inc.*(1)	40,296	603,634
Oncothyreon, Inc.*	15,333	34,346
Progenics Pharmaceuticals, Inc.*(1)	2,200	39,754
Savient Pharmaceuticals Inc.*(1)	35,000	803,950
Targeted Genetics Corp.*	1,000	1,540
Telik, Inc.*(1)	28,000	97,160
Vical Incorporated*	28,500	121,125

		5,784,786

Chemicals — 3.20%
Atrium Innovations Inc.*	4,884	102,683
The Dow Chemical Co.	10,000	394,200

		496,883

Electronic Equipment & Instruments — 0.90%
Tyco Electronics Ltd(1)	3,750	139,238

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Health Care Equipment & Supplies — 3.40%
Covidien Ltd	11,750	$520,407
Theragenics Corporation*	2,000	7,160

		527,567

Health Care Providers & Services — 0.28%
IMPATH Bankruptcy Liquidating Trust — Class A*	26,000	43,680

Industrial Conglomerates — 0.96%
Tyco International Ltd(1)	3,750	148,688

Life Sciences Tools & Services — 8.61%
Lonza Group AG	11,000	1,334,982

Pharmaceuticals — 55.72%
Abbott Laboratories	19,000	1,066,850
Antigenics, Inc.*	892	1,820
Bristol-Meyers Squibb Company	18,000	477,360
China Pharmaceutical Group Limited*	1,440,000	537,410
Eli Lilly and Company	14,000	747,460
Epicept Corporation*(1)	2,039	2,589
Genzyme Corporation*(1)	17,538	1,305,529
GlaxoSmithKline plc — ADR(1)	19,673	991,322
Johnson & Johnson	17,000	1,133,900
Novartis AG — ADR(1)	21,000	1,140,510
Pain Therapeutics, Inc.*(1)	18,000	190,800
Pfizer, Inc.	21,000	477,330
Simcere Pharmaceutical Group — ADR*	22,000	304,700
Wyeth	5,900	260,721

		8,638,301

TOTAL COMMON STOCKS (cost $16,377,817)		$17,114,125

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

RIGHTS — 0.00%	Shares	Value

Biotechnology — 0.00%
OSI Pharmaceuticals, Inc.* Expiration Date: 06/28/2008, Strike Price $1.00# (cost $0)	13,932	$3

INVESTMENTS PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES
LENDING — 26.60%

Investment Companies — 26.60%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $4,124,288)	4,124,288	4,124,288

TOTAL INVESTMENTS — 136.98% (cost $20,502,105)		$21,238,416

Percentages are stated as a percent of net assets.

* — Non-income producing security.
ADR — American Depository Receipts.
GDR — Global Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $3,920,092 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007

COMMON STOCKS — 86.02%	Shares	Value

Aerospace & Defense — 1.47%
Alliant Techsystems, Inc.*(1)	1,000	$113,760
Bombardier Inc.*	360,000	2,173,970
CACI International, Inc. — Class A*	304,000	13,610,080
MTC Technologies, Inc.*	4,000	94,000

		15,991,810

Airlines — 4.60%
Air China Limited — Class H	360,000	536,486
China Eastern Airlines Corporation Limited — Class H*	6,800,000	6,723,780
China Eastern Airlines Corporation Limited — ADR*(1)	140,000	13,843,074
China Southern Airlines Company Limited — Class H*(1)	14,040,000	18,510,170
China Southern Airlines Company Limited — ADR*	160,000	10,472,000

		50,085,510

Asian Exchanges — 6.12%
Hong Kong Exchanges & Clearing Limited	848,000	24,056,429
Osaka Securities Exchange Co., Ltd.	1,900	8,894,956
Singapore Exchange Limited	3,600,000	33,562,819

		66,514,204

Asset Management — 3.67%
Eaton Vance Corp.(1)	732,000	33,240,120
US Global Investors, Inc. — Class A(1)	400,000	6,664,000

		39,904,120

Beverages — 1.83%
Tsingtao Brewery Co Limited — Class H	5,936,000	19,945,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Capital Markets — 3.95%
Capital Southwest Corp.(1)	12,800	$1,515,520
Cohen & Steers, Inc.(1)	360,000	10,789,200
Fortress Investment Group LLC — Class A(1)	78,000	1,215,240
GFI Group, Inc. *(1)	96,000	9,189,120
Guardian Capital Group Ltd.	2,000	23,405
International Assets Holding Corporation*(1)	202,200	5,457,378
Invesco Ltd(1)	40,000	1,255,200
LaBranche & Co Inc. *(1)	1,144,000	5,765,760
Penson Worldwide, Inc.*	100,000	1,435,000
SWS Group, Inc.	100,000	1,267,000
Urbana Corp. — Class A*	672,000	3,506,561
Van der Moolen Holding N.V. — ADR*(1)	360,427	1,522,912

		42,942,296

Commercial Banks — 2.50%
BLOM Bank SAL — ADR	30,000	2,700,000
Cathay General Bancorp(1)	182,000	4,821,180
Center Financial Corporation	236,000	2,907,520
East West Bancorp, Inc.(1)	152,000	3,682,960
Farmers & Merchants Bank of Long Beach	31	204,600
First Bank of Delaware*	356,000	1,014,600
Hanmi Financial Corporation(1)	262,062	2,258,974
Nara Bancorp, Inc.(1)	276,000	3,220,920
UCBH Holdings, Inc.(1)	294,000	4,163,040
Wilshire Bancorp, Inc.	276,000	2,166,600

		27,140,394

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Commercial Services & Supplies — 0.61%
Comdisco Holding Company, Inc.	9,000	$81,990
Courier Corporation	50,000	1,650,500
Loring Ward International Ltd.	1,000	12,093
Pico Holdings, Inc.*	72,000	2,420,640
Ritchie Bros Auctioneers, Incorporated	30,000	2,481,000

		6,646,223

Construction & Engineering — 0.58%
Quanta Services, Inc.*(1)	240,000	6,297,600

Consumer Finance — 0.01%
The Student Loan Corporation	1,200	132,000

Containers & Packaging — 0.00%
Viskase Cos, Inc.*(1)	24,000	39,600

Diversified Consumer Services — 1.68%
Sotheby’s(1)	480,000	18,288,000

Diversified Financial Services — 7.80%
Montreal Exchange, Inc.	104,000	4,121,222
Climate Exchange Plc*	48,000	960,267
Intercontinental Exchange Inc.*	236,000	45,430,000
London Stock Exchange Group Plc	592,000	23,321,284
Texas Pacific Land Trust	240,000	10,920,000
Xinhua Finance Ltd*	300	64,987

		84,817,760

Diversified Telecommunication Services — 0.01%
CIBL Inc.*	18	6,300
LICT Corporation*	18	77,400

		83,700

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Electric Utilities — 4.35%
Allegheny Energy, Inc.	200,000	$12,722,000
China Resources Power Holdings Company Limited	100,000	345,628
Cuban Electric Company*	45	810
Datang International Power Generation Company Limited — Class H	16,400,000	14,638,726
Huadian Power International Corporation — Class H	2,480,000	1,259,497
Sierra Pacific Resources(1)	1,080,000	18,338,400

		47,305,061

Energy — 0.35%
Siem Industries Inc.*	50,000	3,800,000

European Exchanges — 1.06%
Bolsas Y Mercados Espanoles	24,000	1,635,159
Hellenic Exchanges S.A. Holding	66,000	2,315,891
OMX AB	188,000	7,606,449

		11,557,499

Financial Services — Diversified — 0.00%
RHJ International*	400	6,550

Gaming — 0.70%
Melco International Development Limited	5,060,000	7,605,510

Gas Utilities — 0.43%
Southern Union Company	160,263	4,705,307

Holding Company — 0.47%
BAM Investments Ltd.*	194,400	5,061,156

Hotels Restaurants & Leisure — 0.65%
Bains Mer Monaco	16	16,578
Melco PBL Entertainment (Macau) Limited — ADR*	180,000	2,080,800
Triarc Companies, Inc. — Class A	572,000	4,993,560

		7,090,938

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Household Durables — 7.56%
Icahn Enterprises LP	510,000	$66,157,200
Jarden Corporation*(1)	682,000	16,102,020

		82,259,220

Independent Power Producers & Energy Traders — 1.04%
Dynegy Inc. — Class A*	1,540,000	10,995,600
Mirant Corp*(1)	8,000	311,840

		11,307,440

Industrial Conglomerates — 0.14%
Alleghany Corporation*(1)	3,672	1,476,144

Insurance — 1.48%
Covanta Holding Corporation*(1)	400,000	11,064,000
Markel Corporation*	8,000	3,928,800
National Western Life Insurance Company — Class A	1,600	331,792
Ping An Insurance Group Company of China Limited — Class H	18,000	193,218
Wesco Financial Corporation	1,400	569,800

		16,087,610

IT Services — 0.70%
Broadridge Financial Solutions, Inc.	228,000	5,114,040
ManTech International Corporation — Class A*(1)	56,000	2,453,920

		7,567,960

Machinery — 0.22%
American Railcar Industries, Inc.(1)	120,000	2,310,000
Oshkosh Truck Corporation(1)	2,000	94,520

		2,404,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Media — 2.19%
DreamWorks Animation SKG, Inc. — Class A*(1)	356,000	$9,092,240
Gemstar-TV Guide International, Inc.*(1)	836,000	3,979,360
Getty Images, Inc.*	36,000	1,044,000
Interactive Data Corporation	12,000	396,120
PrimaCom AG — ADR*	54,000	343,586
Warner Music Group Corp.(1)	1,474,000	8,932,440

		23,787,746

Metals & Mining — 4.64%
China Coal Energy Company — Class H	2,400,000	7,540,975
Commercial Metals Company	280,000	8,246,000
Fortescue Metals G*	1,400,000	9,219,503
Franco-Nevada Corporation*	106,000	1,627,134
Inmet Mining Corporation(1)	192,000	15,670,095
Yanzhou Coal Mining Company Limited — ADR	40,000	3,965,424
Yanzhou Coal Mining Company Limited — Class H	2,140,000	4,243,004

		50,512,135

Multi-Utilities — 7.67%
Aquila, Inc.*(1)	2,180,000	8,131,400
CMS Energy Corporation(1)	1,206,000	20,960,280
NRG Energy, Inc.*(1)	44,000	1,906,960
Reliant Energy Inc.*	2,000,000	52,480,000

		83,478,640

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Oil, Gas & Consumable Fuels — 1.57%
Atlas Pipeline Holdings LP(1)	90,000	$2,452,500
Biloxi Marsh Lands Corporation	100	3,000
Buckeye GP Holdings LP	140,000	3,946,600
China Shenhua Energy Company Limited — Class H	72,000	430,297
Keweenaw Land Association Ltd	300	73,952
National Energy Group, Inc.	382,000	1,600,580
Penn Virginia GP Holdings LP	154,000	4,410,560
UTS Energy Corporation*	760,000	4,142,864

		17,060,353

Other Exchanges — 1.82%
Australian Stock Exchange Limited	174,000	9,243,210
JSE Limited	720,000	9,165,466
New Zealand Exchange Limited	206,988	1,417,661

		19,826,337

Personal Products — 0.08%
Chattem, Inc.*(1)	12,000	906,480

Pharmaceuticals — 0.07%
China Pharmaceutical Group Limited*	2,160,000	806,115

Publishing — 0.66%
R.H. Donnelley Corporation*(1)	180,246	6,575,374
Value Line, Inc.	14,400	579,744

		7,155,118

Real Estate — 0.02%
SOLIDERE — GDR	800	19,080
Tejon Ranch Co.*(1)	6,000	245,100

		264,180

Real Estate Investment Trusts (REITs) — 2.01%
Alexander’s, Inc.*(1)	36,000	12,717,000
The Link REIT	4,200,000	9,092,262

		21,809,262

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Real Estate Management & Development — 0.21%
Forest City Enterprises, Inc. — Class A(1)	48,000	$2,133,120
New World China Land Limited	180,000	161,592

		2,294,712

Road & Rail — 0.15%
Guangshen Railway Company Limited — ADR(1)	46,000	1,639,440

Software — 0.18%
Financial Technologies (India) Ltd. — GDR	204,400	1,962,240

State Commercial Banks — 0.22%
Preferred Bank Los Angeles	94,000	2,445,880

Transportation Infrastructure — 5.06%
Beijing Capital International Airport Co. Ltd. — Class H	16,772,000	28,478,889
Hainan Meilan International Airport Company Limited — Class H	6,016,000	7,645,954
Hopewell Holdings Limited	370,000	1,708,262
Shenzhen Expressway Company Limited — Class H	864,000	955,149
Sichuan Expressway Co. Limited — Class H	30,700,000	13,740,862
Tianjin Port Development Holdings Ltd	1,944,000	1,483,418
Zhejiang Expressway Co., Limited — Class H	600,000	960,320

		54,972,854

U.S. Equity Exchanges — 5.49%
Nasdaq Stock Market Inc.*(1)	958,000	47,411,420
NYSE Euronext(1)	140,266	12,311,147

		59,722,567

TOTAL COMMON STOCKS (cost $739,455,976)		$935,707,711

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Principal
CONVERTIBLE BONDS — 1.33%	Amount	Value

Independent Power Producers & Energy Traders — 1.33%
Calpine Corporation, CLB 4.750% , 11/15/2023, Acquired on 11/30/2005- 4/23/2007 at $6,323,500 (Default Effective 12/20/2005)* (cost $9,962,780)	$14,400,000	$14,418,000

CORPORATE BONDS — 0.04%

Diversified Financial Services — 0.04%
FINOVA Group Inc. 7.500%, 11/15/2009 (cost $1,061,554)	$2,783,965	452,394

RIGHTS — 0.13%	Shares

Commercial Services & Supplies — 0.13%
Comdisco Holding Company, Inc. — Rights Expiration Date 12/31/2050, Strike Price $1.00# (cost $2,836,438)	9,050,400	1,402,812

CALL OPTIONS
PURCHASED — 0.01%	Contracts

Loews Corp. Expiration: January 2009, Exercise Price: $30.00 (cost $90,828)	36	79,200

	Principal
SHORT-TERM INVESTMENTS — 12.49%	Amount

US Government Agency Issues — 12.46%
Federal Home Loan Bank Discount Note 3.874%, 01/02/2008	$135,528,000	135,517,007

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments December 31, 2007 — (Continued)

	Shares	Value

Money Market Funds — 0.03%
First American Prime Obligations Fund — Class I	$356,653	$356,653

TOTAL SHORT-TERM INVESTMENTS (cost $135,873,660)		135,873,660

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 21.01%	Shares

Investment Companies — 21.01%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $228,490,513)	228,490,513	228,490,513

TOTAL INVESTMENTS — 121.03% (cost $1,117,771,749)		$1,316,424,290

Percentages are stated as a percent of net assets.

* — Non-income producing security.
ADR — American Depository Receipts.
GDR — Global Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $217,432,733 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — December 31, 2007

	Principal
SHORT-TERM INVESTMENTS — 102.91%	Amount	Value

US Government Agency Issues — 102.91%
Federal Home Loan Bank Discount Note 2.961%, 01/02/2008	$1,248,000	$1,247,899

TOTAL SHORT-TERM INVESTMENTS (cost $1,247,899)
TOTAL INVESTMENTS — 102.91% (cost $1,247,899)		$1,247,899

Percentages are stated as a percent of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 93.05%	Shares	Value

Asian Exchanges — 10.07%
Hong Kong Exchanges & Clearing Limited	230,000	$6,524,739
Osaka Securities Exchange Co., Ltd.	180	842,680
Singapore Exchange Limited	460,000	4,288,582

		11,656,001

Asset Management — 14.37%
BlackRock, Inc.	8,600	1,864,480
Brookfield Asset Management Inc — Class A	80,000	2,853,600
Eaton Vance Corp.	84,000	3,814,440
Federated Investors, Inc.(1)	1,800	74,088
Franklin Resources, Inc.	17,200	1,968,196
IGM Financial,Inc.	3,000	152,075
Legg Mason, Inc.	24,800	1,814,120
Power Corporation of Canada	86,000	3,496,813
US Global Investors, Inc. — Class A	36,000	599,760

		16,637,572

Brokerage & Investment Banking — 0.71%
The Bear Stearns Companies Inc.(1)	6,000	529,500
ICAP plc	20,000	289,235

		818,735

Capital Markets — 15.05%
The Bank Of New York Mellon Corp.	91,056	4,439,891
Blackstone Group L P	60,400	1,336,652
Cohen & Steers, Inc.(1)	18,000	539,460
Collins Stewart Plc	6,000	20,662
Fortress Investment Group LLC — Class A(1)	14,400	224,352
GFI Group, Inc.*	6,000	574,320
The Goldman Sachs Group, Inc.	7,200	1,548,360
International Assets Holding Corporation *(1)	8,200	221,318
Janus Capital Group, Inc.(1)	200	6,570
LaBranche & Co Inc.*	36,000	181,440
Lehman Brothers Holdings, Inc.(1)	8,400	549,696
Northern Trust Corp.	19,200	1,470,336
State Street Corporation	52,118	4,231,982
T. Rowe Price Group, Inc.(1)	400	24,352
Tullett Prebon Plc	6,000	56,045
Urbana Corp. — Class A*	382,000	1,993,313

		17,418,749

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Commercial Banks — 1.79%
Bank Of China Ltd. — Class H	800,000	$387,822
Cathay General Bancorp(1)	3,600	95,364
Center Financial Corporation	6,000	73,920
China Construction Bank- Class H	720,000	610,357
East West Bancorp, Inc.	3,600	87,228
Hanmi Financial Corporation(1)	6,800	58,616
Industrial & Commercial Bank Of China — Class H	720,000	517,095
Nara Bancorp, Inc.	7,000	81,690
UCBH Holdings, Inc.(1)	7,600	107,616
Wilshire Bancorp, Inc.	7,200	56,520

		2,076,228

Diversified Consumer Services — 1.19%
Sotheby’s Holdings, Inc. — Class A(1)	36,000	1,371,600

Diversified Financial Services — 18.28%
Bolsas Y Mercados Espanoles	40,200	2,738,892
Climate Exchange Plc*	36,000	720,201
CME Group, Inc.(1)	8,085	5,546,310
IntercontinentalExchange Inc.*	12,000	2,310,000
London Stock Exchange Group Plc	148,043	5,832,015
Montreal Exchange, Inc.	44,000	1,743,594
Nymex Holdings, Inc.	16,800	2,244,648
Xinhua Finance Ltd*	100	21,662

		21,157,322

European Exchanges — 5.77%
Deutsche Boerse AG	19,600	3,890,083
Hellenic Exchanges S.A. Holding	24,000	842,142
OMX AB	48,000	1,942,072

		6,674,297

Holding Company — 2.90%
BAM Investments Ltd.*	10,000	260,348
BAM Investments Ltd.*	23,000	598,799
Berkshire Hathaway Inc. — Class A*	1	141,600
Icahn Enterprises LP	14,400	1,867,968
Power Financial Corp.(1)	12,000	495,709

		3,364,424

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Insurance — 1.69%
China Life Insurance Co., Limited — Class H	108,000	$558,879
Great West Lifeco, Inc.	12,200	439,692
PICC Property & Casualty Co. Ltd. — Class H	396,000	566,774
Ping An Insurance Group Company of China Limited — Class H	36,000	386,436

		1,951,781

IT Services — 1.19%
Broadridge Financial Solutions, Inc.	44,000	986,920
Mastercard, Inc. — Class A	1,800	387,360

		1,374,280

Metals & Mining — 0.82%
Franco-Nevada Corporation*	62,000	951,720

Oil, Gas & Consumable Fuels — 0.02%
National Energy Group, Inc.	6,000	25,140

Other Exchanges — 7.55%
Australian Stock Exchange Limited	96,000	5,099,702
IMAREX ASA*	2,000	57,460
JSE Limited	180,000	2,291,366
New Zealand Exchange Limited	48,526	332,355
TSX Group Inc.	18,000	962,967

		8,743,850

Publishing — 0.93%
Moody’s Corporation(1)	30,000	1,071,000

Software — 0.83%
Financial Technologies (India) Ltd.*	100,675	966,480

State Commercial Banks — 0.06%
Preferred Bank Los Angeles	2,700	70,254

Thrifts & Mortgage Finance — 0.62%
Federal National Mortgage Association(1)	18,000	719,640

U.S. Equity Exchanges — 9.21%
Nasdaq Stock Market Inc.*(1)	116,000	5,740,840
NYSE Euronext	56,031	4,917,841

		10,658,681
TOTAL COMMON STOCKS (cost $90,429,315)		$107,707,754

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2007 — (Continued)

CALL OPTIONS PURCHASED — 0.07%	Contracts	Value

State Street Corp Expiration: January 2009, Exercise Price: $40.00 (cost $56,394)	18	$77,670

SHORT-TERM INVESTMENTS — 7.07%	Shares

US Government Agency Issues — 6.50%
Federal Home Loan Bank Discount Note 2.961% , due 01/02/2008	7,530,000	7,529,389

Money Market Funds — 0.56%
First American Prime Obligations Fund — Class I	649,486	649,486

TOTAL SHORT-TERM INVESTMENTS (cost $8,178,875)		8,178,875

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 6.30%	Shares

Investment Companies — 6.30%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $7,298,038)	7,298,038	7,298,038

TOTAL INVESTMENTS — 106.49% (cost $105,962,622)		$123,262,337

Percentages are stated as a percent of net assets

* —	Non-income producing security.

ADR	American Depository Receipt
(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $7,033,865 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Kinetics Water Infrastructure Fund
Portfolio of Investments — December 31, 2007

COMMON STOCKS — 85.86%	Shares	Value

Building Products — 11.94%
Ameron International Corp.	2,500	$230,375
Geberit AG — REG	358	49,171
Pacific Pipe Public Company Limited	316,500	64,832
Trane, Inc.	3,000	140,130
Uponor Oyj	4,000	100,706
Wavin NV*	12,143	161,914

		747,128

Chemicals — 2.14%
Hawkins, Inc.	1,500	22,500
Yara International ASA — ADR	2,400	111,163

		133,663

Commercial Services & Supplies — 7.39%
Asia Environment Holdings Limited	63,000	36,327
Clean Harbors, Inc.*(1)	3,000	155,100
Layne Christensen Co.*	3,000	147,630
Sinomem Technology Limited*	200,000	123,658

		462,715

Construction & Engineering — 3.66%
URS Corp.*	3,000	162,990
YIT Oyj	3,000	65,749

		228,739

Electric Utilities — 2.18%
The Empire District Electric Co.(1)	6,000	136,680

Household Durables — 0.44%
Maezawa Kyuso Industries Co. Ltd.	1,500	27,525

Independent Power Producers & Energy Traders — 3.89%
Algonquin Power Income Fund	9,100	77,543
Great Lakes Hydro Income Fund*	8,000	166,168

		243,711

Industrial Conglomerates — 3.17%
Tyco International Ltd	5,000	198,250

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Kinetics Water Infrastructure Fund
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Machinery — 18.39%
Alfa Laval AB	1,500	$84,478
Armtec Infrastructure Income Fund	4,000	97,634
Badger Meter, Inc.(1)	1,500	67,425
ESCO Technologies, Inc.*(1)	1,000	39,940
IDEX Corp.	2,000	72,260
ITT Industries, Inc.	4,000	264,160
Met Pro Corp.	8,800	106,304
Mueller Industries, Inc.	4,000	115,960
Mueller Water Products Inc — B	9,400	93,718
Watts Water Technologies, Inc. — A(1)	7,000	208,600

		1,150,479
Metals & Mining — 3.63%
Corinth Pipeworks SA*	8,100	70,582
Northwest Pipe Co.*	4,000	156,560

		227,142

Multi-Utilities — 4.08%
ACEA S.P.A	3,000	62,415
Suez SA	1,500	102,132
Veolia Environment — ADR	1,000	90,980

		255,527

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Kinetics Water Infrastructure Fund
Portfolio of Investments — December 31, 2007 — (Continued)

	Shares	Value

Water Utilities — 24.95%
Aqua America, Inc.(1)	4,000	$84,800
Artesian Resources Corp. — Class A	4,500	85,050
California Water Service Group	5,000	185,100
Cia de Saneamento Basico do Estado de Sao Paulo — ADR(1)	3,000	141,000
Connecticut Water Service, Inc.	13,494	318,054
Kelda Group Plc	3,400	73,433
Manila Water Company	135,000	60,509
Middlesex Water Co.	6,000	113,700
Northumbrian Water Group Plc	20,200	137,217
Severn Trent Plc	3,000	91,130
SJW Corp.(1)	3,000	104,010
Thessaloniki Water & Sewage	500	4,605
York Water Company	10,500	162,750

		1,561,358

TOTAL COMMON STOCKS (cost $5,339,614)		$5,372,917

	Principal
SHORT-TERM INVESTMENTS — 21.63%	Amount

US Government Agency Issues — 20.60%
Federal Home Loan Bank Discount Note 2.961%, 01/02/2008	$1,289,000	1,288,895

Money Market Funds — 1.03%
First American Prime Obligations Fund — Class I	64,445	64,445

TOTAL SHORT-TERM INVESTMENTS (cost $1,353,340)		1,353,340

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Kinetics Water Infrastructure Fund
Portfolio of Investments — December 31, 2007 — (Continued)

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 12.17%	Shares	Value

Investment Companies — 12.17%
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $761,510)	761,510	$761,510

TOTAL INVESTMENTS — 119.66% (Cost $7,454,464)		$7,487,767

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR	American Depository Receipt
GDR	Global Depository Receipt

CLB	Callable Security

(1) —	This security or a portion of this security was out on loan at December 31, 2007. Total loaned securities had a market value of $734,567 at December 31, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Options Written — December 31, 2007

PUT OPTIONS WRITTEN	Contracts	Value

Nymex Holdings, Inc. Expiration: January, 2008, Exercise Price: $125.00	80	$6,400

TOTAL OPTIONS WRITTEN (premiums received $109,758		$6,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
December 31, 2007

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$213,175,391	$3,721,319
Foreign currencies, at value(3)	14,229	—
Cash	4,548	—
Receivable for contributed capital	145,728	10,250
Dividends and interest receivable	177,081	5,349
Other assets	7,887	215

Total assets	213,524,864	3,737,133

LIABILITIES:
Foreign currencies, at value(4)	—	32
Payable to Adviser	178,214	3,332
Payable to Trustees and Officers	1,048	19
Payable for securities purchased	1,578,393	—
Payable for collateral received for securities loaned	43,598,415	578,335
Payable for withdrawn capital	302,791	3,221
Accrued expenses and other liabilities	27,670	9,315

Total liabilities	45,686,531	594,254

Net assets	$167,838,333	$3,142,879

(1) Cost of investments	$151,436,247	$3,026,373

(2) Includes loaned securities with a market value of	$42,076,941	$560,103

(3) Cost of foreign currencies	$13,928	$—

(4) Foreign Currency Premiums received	$—	$30

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2007

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(3)	$5,156,024,228	$21,238,416
Foreign currencies, at value(4)	376,964	—
Cash	891,944	—
Receivable for contributed capital	42,968,157	110,348
Receivable for investments sold	—	816,677
Dividends and interest receivable	1,900,291	24,585
Other assets	309,650	4,351

Total assets	5,202,471,234	22,194,377

LIABILITIES:
Written options, at value(2)	6,400	—
Payable to Adviser	4,772,162	20,563
Payable to Custodian	—	700,564
Payable to Trustees and Officers	22,641	114
Payable for securities purchased	45,367,266	—
Payable for collateral received for securities loaned	505,570,478	4,124,288
Payable for withdrawn capital	6,237,521	1,836,311
Accrued expenses and other liabilities	534,339	8,317

Total liabilities	562,510,807	6,690,157

Net assets	$4,639,960,427	$15,504,220

(1) Cost of investments	$4,253,609,003	$20,502,105

(2) Premiums received	$109,758	$—

(3) Includes loaned securities with a market value of	$488,748,752	$3,920,092

(4) Cost of foreign currencies	$358,132	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2007

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$1,316,424,290	$1,247,899
Foreign currencies, at value(3)	14,621	—
Cash	32,837	744
Receivable for contributed capital	7,626,289	—
Dividends and interest receivable	435,810	—
Other assets	176,470	23

Total assets	1,324,710,317	1,248,666

LIABILITIES:
Payable to Adviser	1,137,377	520
Payable to Trustees and Officers	5,797	4
Payable for securities purchased	4,037,045	—
Payable for collateral received for securities loaned	228,490,513	—
Payable for withdrawn capital	3,242,638	27,082
Accrued expenses and other liabilities	80,075	8,485

Total liabilities	236,993,445	36,091

Net assets	$1,087,716,872	$1,212,575

(1) Cost of investments	$1,117,771,749	$1,247,899

(2) Includes loaned securities with a market value of	$217,432,733	$—

(3) Cost of foreign currencies	$13,781	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities — (Continued)
December 31, 2007

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$123,262,337	$7,487,767
Foreign currencies, at value(3)	33,910	—
Cash	26,111	—
Receivable for contributed capital	1,678,083	93,175
Dividends and interest receivable	76,059	10,105
Other assets	1,652	158

Total assets	125,078,152	7,591,205

LIABILITIES:
Payable to Adviser	116,077	6,232
Payable to Trustees and Officers	348	22
Payable for securities purchased	1,760,223	557,211
Payable for collateral received for securities loaned	7,298,038	761,510
Payable for withdrawn capital	125,924	282
Accrued expenses and other liabilities	26,107	8,503

Total liabilities	9,326,717	1,333,760

Net assets	$115,751,435	$6,257,445

(1) Cost of investments	$105,962,622	$7,454,464

(2) Includes loaned securities with a market value of	$7,033,865	$734,567

(3) Cost of foreign currencies	$32,086	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Year Ended December 31, 2007

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$2,721,710	$179,470
Interest	763,585	28,734
Income from securities lending	700,557	7,379

Total investment income	4,185,852	215,583

EXPENSES:
Investment advisory fees	1,789,351	47,131
Administration fees	54,914	1,493
Professional fees	18,785	14,590
Fund accounting fees	18,349	2,957
Trustees and Officers’ fees and expenses	3,635	118
Custodian fees and expenses	29,829	8,735
Other expenses	4,132	100

Total expenses	1,918,995	75,124
Expense reduction*	(16,172)	(525)

Net expenses	1,902,823	74,599

Net investment income	2,283,029	140,984

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	15,692,637	293,200
Written option contracts expired or closed	6,985	1,959
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	16,159,266	(298,807)
Written option contracts	(6,948)	(5,679)

Net gain (loss) on investments	31,851,940	(9,327)

Net increase in net assets resulting from operations	$34,134,969	$131,657

† Net of Foreign Taxes Withheld of:	$22,605	$2,015

*	See “Expense Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2007

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$41,200,803	$202,644
Interest	22,363,248	93,947
Income from securities lending	4,682,533	48,691

Total investment income	68,246,584	345,282

EXPENSES:
Investment advisory fees	40,992,090	226,252
Administration fees	1,252,231	8,110
Professional fees	96,919	16,319
Fund accounting fees	339,170	4,936
Trustees’ and Officers’ fees and expenses	102,958	507
Custodian fees and expenses	865,333	13,313
Other expenses	57,482	480

Total expenses	43,706,183	269,917
Expense reduction*	(35,861)	(16,254)

Net expenses	43,670,322	253,663

Net investment income	24,576,262	91,619

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	24,227,223	1,258,860
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	537,421,078	937,125
Written option contracts	104,219	—

Net gain on investments	561,752,520	2,195,985

Net increase in net assets resulting from operations	$586,328,782	$2,287,604

† Net of Foreign Taxes Withheld of:	$1,621,685	$5,553

*	See “Expense Reduction” in the Notes to Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2007

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$8,864,302	$—
Interest	4,598,920	56,346
Income from securities lending	1,111,143	—

Total investment income	14,574,365	56,346

EXPENSES:
Investment advisory fees	10,619,462	6,005
Administration fees	246,401	462
Professional fees	33,588	13,616
Fund accounting fees	78,219	123
Trustees and Officers’ fees and expenses	26,508	40
Custodian fees and expenses	305,200	6,363
Other expenses	13,401	90

Total expenses	11,322,779	26,699
Expense reduction*	(213,197)	—

Net expenses	11,109,582	26,699

Net investment income	3,464,783	29,647

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	10,942,305	—
Net change in unrealized appreciation of:
Investments and foreign currency	110,493,933	—

Net gain on investments	121,436,238	—

Net increase in net assets resulting from operations	$124,901,021	$29,647

† Net of Foreign Taxes Withheld of:	$96,763	$—

*	See “Expense Reduction” in the Notes to Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations — (Continued)
For the Year Ended December 31, 2007

		The Water Infrastructure
	The Market	From June 29, 2007^
	Opportunities	through
	Portfolio	December 31, 2007

INVESTMENT INCOME:
Dividends†	$868,964	$24,527
Interest	214,472	29,137
Income from securities lending	103,749	158

Total investment income	1,187,185	53,822

EXPENSES:
Investment advisory fees	723,230	22,603
Administration fees	21,938	639
Professional fees	15,461	5,678
Fund accounting fees	13,136	1,752
Trustees’ and Officers’ fees and expenses	1,514	40
Custodian fees and expenses	59,710	5,744
Other Expenses	408	—

Total expenses	835,397	36,456

Net expenses	835,397	36,456

Net investment income	351,788	17,366

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(139,936)	32,043
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	15,574,685	33,213

Net gain on investments	15,434,749	65,256

Net increase in net assets resulting from operations	$15,786,537	$82,622

†Net of Foreign Taxes Withheld of:	$32,675	$1,021

^Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Emerging
	The Internet Portfolio		Growth Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

OPERATIONS:
Net investment income	$2,283,029	$326,003	$140,984	$102,903
Net realized gain on sale of investments, foreign currency and written options	15,699,622	(11,570,086)	295,159	162,004
Net change in unrealized appreciation (depreciation) of investments,foreign currency and written options	16,152,318	34,154,147	(304,486)	307,369

Net increase in net assets resulting from operations	34,134,969	22,910,064	131,657	572,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	21,788,282	4,187,471	641,520	678,821
Withdrawals	(25,387,972)	(38,591,597)	(1,617,402)	(1,160,881)

Net decrease in net assets resulting from beneficial interest transactions	(3,599,690)	(34,404,126)	(975,882)	(482,060)

Total increase (decrease) in net assets	30,535,279	(11,494,062)	(844,225)	90,216
NET ASSETS:
Beginning of year	137,303,054	148,797,116	3,987,104	3,896,888

End of year	$167,838,333	$137,303,054	$3,142,879	$3,987,104

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

OPERATIONS:
Net investment income	$24,576,262	$11,447,187	$91,619	$64,301
Net realized gain on sale of investments, foreign currency and written options	24,227,223	3,329,122	1,258,860	575,494
Net change in unrealized appreciation of investments,foreign currency and written options	537,525,297	301,523,816	937,125	1,520,521

Net increase in net assets resulting from operations	586,328,782	316,300,125	2,287,604	2,160,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,022,528,529	1,398,735,693	8,466,891	3,285,786
Withdrawals	(130,658,050)	(82,493,045)	(11,493,025)	(3,740,306)

Net increase in net assets resulting from beneficial interest transactions	1,891,870,479	1,316,242,648	(3,026,134)	(454,520)

Total increase (decrease) in net assets	2,478,199,261	1,632,542,773	(738,530)	1,705,796
NET ASSETS:
Beginning of year	2,161,761,166	529,218,393	16,242,750	14,536,954

End of year	$4,639,960,427	$2,161,761,166	$15,504,220	$16,242,750

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Portfolio		Money Market Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

OPERATIONS:
Net investment income	$3,464,783	$1,111,944	$29,647	$36,156
Net realized gain on sale of investments, foreign currency and written options	10,942,305	(400,382)	—	—
Net change in unrealized appreciation of investments,foreign currency and written options	110,493,933	69,120,933	—	—

Net increase in net assets resulting from operations	124,901,021	69,832,495	29,647	36,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	545,055,337	305,126,355	1,384,198	1,321,498
Withdrawals	(73,301,302)	(12,732,926)	(1,639,629)	(990,656)

Net increase in net assets resulting from beneficial interest transactions	471,754,035	292,393,429	(255,431)	330,842

Total increase (decrease) in net assets	596,655,056	362,225,924	(225,784)	366,998
NET ASSETS:
Beginning of year	491,061,816	128,835,892	1,438,359	1,071,361

End of year	$1,087,716,872	$491,061,816	$1,212,575	$1,438,359

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Market		The Water
	Opportunities Portfolio		Infrastructure Portfolio
	For the	From January 31,	From June 29,
	Year Ended	2006^ through	2007^ through
	December 31,	December 31,	December 31,
	2007	2006	2007

OPERATIONS:
Net investment income	$351,788	$21,035	$17,366
Net realized gain (loss) on sale of investments, foreign currency and written options	(139,936)	26	32,043
Net change in unrealized appreciation of investments,foreign currency and written options	15,574,685	1,726,740	33,213

Net increase in net assets resulting from operations	15,786,537	1,747,801	82,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	87,609,598	16,071,080	6,511,597
Withdrawals	(5,225,769)	(237,812)	(336,774)

Net increase in net assets resulting from beneficial interest transactions	82,383,829	15,833,268	6,174,823

Total increase in net assets	98,170,366	17,581,069	6,257,445
NET ASSETS:
Beginning of period	17,581,069	—	—

End of period	$115,751,435	$17,581,069	$6,257,445

^Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
December 31, 2007

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio and The Water Infrastructure Portfolio (the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Water Infrastructure Portfolio commenced operations on June 29, 2007. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds’ proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalized U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2007 there were no fair valued securities held by the Master Portfolios.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2007 the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Expense Reduction
The Adviser has directed a certain amount of the Master Portfolios’ trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees. For the year ended December 31, 2007, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio were reduced by $16,172, $525, $35,861, $16,254, and $213,197, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interest in the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. For the year ended December 31, 2007, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, and The Water Infrastructure Portfolio incurred expenses of $1,789,351, $47,131, $40,992,090, $226,252, $10,619,462, $6,005, $723,230 and $22,603, respectively, pursuant to the Investment Advisory Agreements.

For the year ended December 31, 2007, the Trust was allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.  Approval of Investment Advisory Agreement for the Multi-Disciplinary Portfolio by Trustees of Kinetics Portfolios Trust (Unaudited)

At a meeting of the Board of Trustees held on December 6, 2007, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved an advisory agreement (the “Agreement”) for the Multi-Disciplinary Portfolio (the “Portfolio”), which commenced operations on February 8, 2008. In connection with the Trustees’ consideration of the Agreement, the Trustees received and reviewed written materials and oral presentations at meetings of the Board of Trustees held on September 10, 2007 and December 6, 2007.

In reaching the decision to approve the Agreement, the Trustees, including all of the Independent Trustees, considered, among other factors (1) the nature, extent and quality of the services provided by the Adviser; (2) the contractual compensation to be paid under the Agreement as compared to the compensation paid to relevant Lipper Inc. (“Lipper”) peer groups; (3) the expense ratio of the Portfolio, with expense waivers, as compared to expense ratios for

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

relevant peer groups of Lipper portfolios; (4) the qualifications of the Adviser’s personnel, portfolio management capabilities and investment methodologies; (5) the Adviser’s operations, compliance program and policies with respect to Code of Ethics; (6) the financial condition of the Adviser; (7) the cost of services to be provided by the Adviser and the Adviser’s expected profitability; (8) “fall-out” benefits to the Adviser and its affiliates from the relationship with the Portfolio; (9) the extent to which economies of scale are relevant given the Portfolio’s asset growth potential; and (10) that the Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

The Board of Trustees, including all of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Portfolio, based on the services that the Adviser would provide to the Portfolio under the Agreement and the expenses expected to be incurred by the Adviser on the performance of such services and considering the Advisers’ fee waivers and/or expense reimbursements with respect to the Portfolio, the compensation to be paid to the Adviser was fair and reasonable; the profits expected to be earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to the Portfolio; and that the Portfolio was not expected to become large enough to attain significant economies of scale.

Based on the factors considered, the Board of Trustees, including all of the Independent Trustees, concluded that it was appropriate to approve the Agreement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2007 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$20,653,309	$—	$36,383,099
The Internet Emerging Growth Portfolio	—	744,025	—	1,189,466
The Paradigm Portfolio	—	1,686,018,573	—	233,680,806
The Medical Portfolio	—	6,087,394	—	6,412,237
The Small Cap Opportunities Portfolio	—	514,942,192	—	129,998,207
The Market Opportunities Portfolio	—	83,277,882	—	7,643,307
The Water Infrastructure Portfolio	—	5,523,051	—	216,535

As of December 31, 2007, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated
	(Depreciation)	Securities	Securities	Cost of Investments

The Internet Portfolio	$59,080,642	$64,994,450	$(5,913,808)	$154,094,749
The Internet Emerging Growth Portfolio	568,385	1,157,597	(589,212)	3,152,934
The Paradigm Portfolio	888,184,667	1,092,780,824	(204,596,157)	4,267,839,561
The Medical Portfolio	672,857	4,257,769	(3,584,912)	20,565,559
The Small Cap Opportunities Portfolio	193,459,774	280,848,603	(87,388,829)	1,122,964,516
The Kinetics Government Money Market Portfolio	—	—	—	1,247,899
The Market Opportunities Portfolio	17,116,198	20,920,938	(3,804,740)	106,146,139
The Water Infrastructure Portfolio	33,303	308,752	(275,449)	7,454,464

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

For the year ended December 31, 2007, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio
Outstanding at the Beginning of Year	5	$6,985
Options Expired	5	6,985

Outstanding at the End of Year	—	$—

The Internet Emerging Growth Portfolio
Outstanding at the Beginning of Year	40	$22,568
Options Closed	40	22,568

Outstanding at the End of Year	—	$—

The Paradigm Portfolio
Outstanding at the Beginning of Year	20	$49,938
Options Written	60	59,820

Outstanding at the End of Year	80	$109,758

6.  Portfolio Securities Loaned

As of December 31, 2007, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2007, were as follows:

	Securities	Collateral

The Internet Portfolio	$42,076,941	$43,598,415
The Internet Emerging Growth Portfolio	560,103	578,335
The Paradigm Portfolio	488,748,752	505,570,478
The Medical Portfolio	3,920,092	4,124,288
The Small Cap Opportunities Portfolio	217,432,733	228,490,513
The Market Opportunities Portfolio	7,033,865	7,298,038
The Water Infrastructure Portfolio	734,567	761,510

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2007	2006		2005	2004	2003

Ratio of expenses to average net assets:
Before expense reduction	1.34%	1.39%		1.45%	1.50%	1.51%
After expense reduction	1.33%	1.33	%(2)	1.44%	1.44%	1.51%
Ratio of net investment income to average net assets:
Before expense reduction	1.58%	0.17%		1.35%	1.30%	0.99%
After expense reduction	1.59%	0.23	%(2)	1.36%	1.36%	0.99%
Portfolio turnover rate	15%	11%		12%	42%	69%

	The Internet Emerging Growth Portfolio
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2007	2006		2005	2004	2003

Ratio of expenses to average net assets:
Before expense reduction	1.99%	1.62%		1.73%	1.78%	1.84%
After expense reduction	1.98%	1.46	%(2)	1.72%	1.73%	1.84%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	3.73%	2.78%		4.30%	2.77%	1.94%
After expense reduction	3.74%	2.94	%(2)	4.31%	2.82%	1.94%
Portfolio turnover rate	22%	10%		2%	18%	20%

	The Paradigm Portfolio
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2007	2006		2005	2004		2003

Ratio of expenses to average net assets:
Before expense reduction	1.33%	1.40%		1.45%	1.52%		1.56%
After expense reduction	1.33%	1.32	%(2)	1.40%	1.42%		1.46%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.75%	0.85%		0.07%	(0.18%	)	1.28%
After expense reduction	0.75%	0.93	%(2)	0.12%	(0.08%	)	1.38%
Portfolio turnover rate	8%	3%		5%	52%		20%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

	The Medical Portfolio
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2007	2006		2005		2004		2003

Ratio of expenses to average net assets:
Before expense reduction	1.49%	1.44%		1.50%		1.58%		1.53%
After expense reduction	1.40%	1.34	%(2)	1.49%		1.57%		1.53%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.42%	0.33%		(0.17%	)	(0.33%	)	(0.56%	)
After expense reduction	0.51%	0.43	%(2)	(0.16%	)	(0.32%	)	(0.56%	)
Portfolio turnover rate	38%	20%		2%		13%		16%

	The Small Cap Opportunities Portfolio
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2007	2006		2005	2004	2003

Ratio of expenses to average net assets:
Before expense reduction	1.34%	1.40%		1.48%	1.55%	1.67%
After expense reduction	1.31%	1.27	%(2)	1.37%	1.21%	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.38%	0.30%		0.46%	1.51%	2.88%
After expense reduction(3)	0.41%	0.43	%(2)	0.57%	1.85%	3.06%
Portfolio turnover rate	17%	6%		4%	96%	180%

	The Kinetics Government
	Money Market Portfolio
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2007	2006		2005	2004	2003
Ratio of expenses to average net assets:
Before expense reduction	2.22%	1.56%		1.37%	0.83%	0.79%
After expense reduction	2.22%	1.17	%(2)	1.37%	0.83%	0.79%
Ratio of net investment income to average net assets:
Before expense reduction	2.47%	3.13%		1.58%	0.18%	0.15%
After expense reduction	2.47%	3.52	%(2)	1.58%	0.18%	0.15%
Portfolio turnover rate	N/A	N/A		N/A	N/A	N/A

	The Market
	Opportunities Portfolio
	For the	January 31,
	Year Ended	2006 through
	December 31,	December 31,
	2007	2006
Ratio of expenses to average net assets:
Before expense reduction	1.44%	1.81%(1)
After expense reduction	1.44%	1.61%(1	)(2)
Ratio of net investment income to average net assets:
Before expense reduction	0.61%	0.16%(1)
After expense reduction	0.61%	0.36%(1	)(2)
Portfolio turnover rate	14%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

	The Water
	Infrastructure
	Portfolio
	June 29, 2007ˆ
	through
	December 31,
	2007

Ratio of expenses to average net assets:
Before expense reduction	2.01	%(1)
After expense reduction	2.01	%(1)
Ratio of net investment income to average net assets
Before expense reduction	0.96	%(1)
After expense reduction	0.96	%(1)
Portfolio turnover rate	7%

ˆ	Commencement of operations.

(1)	Annualized.
(2)	See footnote #2 for Expense Reduction for service provider, waiver discussion.

8.  Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”

Effective June 29, 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Portfolios to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Portfolios include the Federal Government and the state of New York. As of June 29, 2007, open Federal and New York tax years include the tax years ended December 31, 2003 through 2007. The Portfolios have no examination in progress.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations. There is no tax liability resulting

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns for the fiscal year-end December 31, 2007. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, the Financial Accounting Standards Board Issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from source independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trusts financial statements has not yet been determined.

9.  Subsequent Event (Unaudited)

At a meeting held on December 6, 2007, the Board of Directors of the Company and the Board of Trustees of the Trust, approved: (1) changing the Internet Emerging Growth Fund/Internet Emerging Growth Portfolio (the “Fund/Portfolio”) investment strategy such that it will invest at least 65% of its net assets in the equity securities of foreign companies and U.S. companies with business operations and/or equity or business interests in international markets (the Fund’s/Portfolio’s investment strategy currently requires it to invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities); (2) changing the Fund’s/Portfolio’s fundamental investment restriction relating to industry concentration by eliminating the Fund’s/Portfolio’s ability to concentrate its investments in the Internet and Internet-related industries; and (3) changing the name of the Fund to the Global Fund and the name of the Portfolio to the Global Portfolio. On February 27, 2008, a special meeting of

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2007

shareholders of the Fund was held and the change in the Fund’s/Portfolio’s fundamental restriction relating to industry concentration was approved. More detailed information on the voting results of the special meeting of shareholders will be included in the Company’s/Trust’s semi-annual report dated June 30, 2008.

10.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

11.  Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS PORTFOLIOS TRUST
Report of Independent Registered
Public Accounting Firm

To the Shareholders of and Board of Trustees
Kinetics Portfolios Trust
Sleepy Hollow, New York

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, and The Water Infrastructure Portfolio, each a series of shares of Kinetics Portfolios Trust (the “Trust”), as of December 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended except for The Water Infrastructure Portfolio’s statement of operations, statement of changes in net assets and financial highlights for the period June 29, 2007 through December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 was audited by other auditors whose report dated February 20, 2004 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Portfolios required to have, an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Portfolios as of December 31, 2007, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended (with respect to The Water Infrastructure Portfolio, the results of its operations, changes in its assets and financial highlights for the period June 29, 2007 to December 31, 2007) in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 29, 2008

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Fund and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees

Independent Directors/Trustees

				Number of
				Portfolios/Funds in
			Term of Office/	Fund Complex**
		Position(s) with the	Length of	Overseen by
Name and Address	Age	Company and Trust	Time Served	Trustee/Director

John J. Sullivan c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	77	Independent Director/Trustee	Indefinite/ 8 years	18
Steven T. Russell c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	44	Independent Director/Trustee	Indefinite/ 8 years	18
Douglas Cohen, C.P.A. c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	47	Independent Director/Trustee	Indefinite/ 8 years	18
William J. Graham c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	46	Independent Director/Trustee	Indefinite/ 8 years	18
Joseph E. Breslin c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	54	Independent Director/Trustee	Indefinite/ 8 years	18

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999).	Director, The Kinetics Funds (a private investment company) (2003 to Present)

Attorney and Counselor at Law, Partner, Law Firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	N/A
Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005); Leon D. Alpern & Co. (1985 to 1997).	Director, The Kinetics Funds (a private investment company) (1996 to Present)
Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001).	N/A

Chief Operating Officer, Central Park Credit Holdings, (2007-Present) Chief Operating Officer, Aladdin Capital Management (2005-2007); Independent Consultant Whitehall Asset Management (May 2003 to 2004); Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003).	Director, AIP Alternative Strategies Fund

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios — (Continued)

Board of Directors/Board of Trustees (Continued)

Interested Directors/Trustees and Officers

				Number of
				Portfolios/Funds in
			Term of Office/	Fund Complex**
		Position(s) with the	Length of	Overseen by
Name and Address	Age	Company and Trust	Time Served	Trustee/Director

Murray Stahl* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	55	Director/Trustee, Secretary	Indefinite/ 8 years	18

Peter B. Doyle* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	46	Director/Trustee, President and Chairman of the Board	Indefinite/ 6 years	18

Leonid Polyakov* c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	49	Director/Trustee and Treasurer	Indefinite/ 6 years	18

*	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser.

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director

Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, an investment adviser (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	Chairman of Horizon Asset Management; Chairman of FRMO Corporation

President, Kinetics Asset Management and Kinetics Fund Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present)	Director, The Kinetics Funds (a private investment company) (2001 to Present); Director and Officer of FRMO Corporation

CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present); Vice-President, JP Morgan (1997 to 2000)	Director, The Kinetics Funds (a private investment company) (2001 to Present)

**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
Privacy Policy

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Kinetics Mutual
Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 Rivercenter Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics (“Code of Ethics”) that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated herein by reference as provided in item 12(a)(1) of this report.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Items 4(a) to 4(d).
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refers to performing an audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refers to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refers to products and services provided by the principal accountant other than audit services, audit-related services and tax services. The following table details the aggregate fees billed for each of the last two fiscal years for audit services, audit-related services, tax services and other services by the principal accountant.

	FYE 12/31/2007	FYE 12/31/2006	FYE 12/31/2007	FYE 12/31/2006
	Kinetics Portfolios	Kinetics Portfolios	Kinetics Mutual	Kinetics Mutual
	Trust	Trust	Funds	Funds

Audit Fees	67,200	55,000	67,200	55,000
Audit-Related Fees	0	0	0	0
Tax Fees	18,800	15,400	18,800	15,400
All Other Fees	0	0	0	0

Items 4(e) to 4(h).
(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to provide such service.
(e)(2) There were no services approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.
(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for the fiscal year ended December 31, 2006 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for the fiscal year ended December 31, 2007.
(h) Not applicable as the response to (g) of this item is none.

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Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits.
(a)  (1)  Code of Ethics is incorporated by reference to Item 12(a)(1) to the report filed on Form N-CSR on March 10, 2006
            (Accession Number 0000950137-06-002846).
       (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
       (3) Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President

Date	March 7, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President

Date	March 7, 2008

By (Signature and Title)*	/s/ Leonid Polyakov Leonid Polyakov, Treasurer

Date	March 7, 2008

*	Print the name and title of each signing officer under his or her signature.

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